ARTICLES SUPPLEMENTARY
OF
PIONEER MUNICIPAL HIGH INCOME FUND, INC.
Pioneer Municipal High Income Fund, Inc. a Maryland corporation (the “Corporation”), hereby certifies to the State Department of Assessments and Taxation of Maryland that:
FIRST:  Under a power contained in Article VI of the charter of the Corporation (the “Charter”), the Board of Directors of the Corporation (the “Board”) by duly adopted resolutions classified and designated 1,450 authorized but unissued Preferred Shares, par value $0.001 per share, as shares (the “VMTP Shares”) of the Variable Rate MuniFund Term Preferred Shares (“VMTP”), and such VMTP Shares to be issued in one or more series (each such series, a “Series”), with the preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications, and terms and conditions of redemption set forth in these Articles Supplementary, as modified, amended or supplemented in an appendix to these Articles Supplementary specifically relating to such Series (collectively, the “Articles Supplementary”), which, upon any restatement of the Charter, shall become part of Article VI of the Charter, with any necessary or appropriate renumbering or relettering of the sections or subsections hereof.
VARIABLE RATE MUNIFUND TERM PREFERRED SHARES
ARTICLE I
DEFINITIONS
1.1	Certain Definitions.
Unless the context or use indicates another or different meaning or intent and except with respect to any Series as specifically provided in these Articles Supplementary, each of the following terms when used in this Articles Supplementary shall have the meaning ascribed to it below, whether such term is used in the singular or plural and regardless of tense: “1940 Act” means the Investment Company Act of 1940, as amended, or any successor statute.
“1940 Act Asset Coverage” means “asset coverage,” as defined for purposes of Section 18(h) of the 1940 Act, of at least 200% with respect to all outstanding senior securities of the Corporation which are shares of stock for purposes of the 1940 Act, including all outstanding VMTP Shares (or such other asset coverage as may in the future be specified in or under the 1940 Act or by rule, regulation or order of the United States Securities and Exchange Commission as the minimum asset coverage for senior securities which are shares of stock of a closed-end investment company).

“Additional Amount Payment” means a payment to a Holder of VMTP Shares of an amount which, when taken together with the aggregate amount of Taxable Allocations made to such Holder to which such Additional Amount Payment relates, would cause such Holder’s dividends in dollars (after any regular federal income tax imposed on the Holder as a result of the Taxable Allocations, calculated as described below) from the aggregate of such Taxable Allocations and the related Additional Amount Payment to be equal to the dollar amount of the dividends that would have been received by such Holder if the amount of such aggregate Taxable Allocations would have been excludable (for federal income tax purposes) from the gross income of such Holder.  Such Additional Amount Payment shall be calculated (i) without consideration being given to the time value of money; (ii) assuming that no Holder of VMTP Shares is subject to the federal alternative minimum tax with respect to dividends received from the Corporation; and (iii) assuming that each Taxable Allocation and each Additional Amount Payment (except to the extent such Additional Amount Payment is reported as an exempt-interest dividend for purposes of Section 852(b)(5) of the Code) would be taxable in the hands of each Holder of VMTP Shares at the greater of (x) the maximum marginal regular federal individual income tax rate (taking account of the tax imposed under Section 1411 of the Code or any successor provision) applicable to ordinary income or net capital gain, as applicable based on the character of the Taxable Allocations, or (y) the maximum marginal regular federal corporate income tax rate applicable to ordinary income or net capital gain, as applicable based on the character of the Taxable Allocations, in effect at the time such Additional Amount Payment is paid.
“Adviser” means Amundi Asset Management US, Inc. (“Amundi US”) (formerly, Amundi Pioneer Asset Management, Inc.), a Delaware corporation, or such other entity as shall be then serving as the investment adviser of the Corporation, and shall include, as appropriate, any sub-adviser duly appointed by the Adviser.
“Agent Member” means a Person with an account at the Securities Depository that holds one or more VMTP Shares through the Securities Depository, directly or indirectly, for a Designated Owner and that will be authorized and instructed, directly or indirectly, by a Designated Owner to disclose information to the Redemption and Paying Agent with respect to such Designated Owner.
“Amundi US Person” means the Adviser or any affiliated person of the Adviser (as defined in Section 2(a)(3) of the 1940 Act) (other than the Corporation, in the case of a redemption or purchase of the VMTP Shares which are to be cancelled within ten (10) days of purchase by the Corporation).
“Applicable Spread” means, with respect to any Series, as set forth in these Articles Supplementary for such Series.

“Asset Coverage” means “asset coverage” of a class of senior security which is a stock, as defined for purposes of Section 18(h) of the 1940 Act as in effect on the date hereof, determined on the basis of values calculated as of a time within 48 hours (only including Business Days) next preceding the time of such determination.
“Asset Coverage Cure Date” means, with respect to the failure by the Corporation to maintain Asset Coverage of at least 225% as of the close of business on a Business Day (as required by Section 2.4(a)), the date that is thirty (30) calendar days following such Business Day.
“Below Investment Grade” means, with respect any Series of VMTP Shares and as of any date, the following ratings with respect to each Rating Agency (to the extent it is a Rating Agency on such date):
(i)	lower than BBB-, in the case of Fitch;
(ii)	lower than an equivalent long-term credit rating to that set forth in clause (i), in the case of any Other Rating Agency; and
(iii)	unrated, if no Rating Agency is rating the VMTP Shares.
“Benchmark” shall have the meaning as set forth in Section 2.20(e).
“Board of Directors” means the Board of Directors of the Corporation or any duly authorized committee thereof as permitted by applicable law.
“Business Day” means any day (a) other than a day on which commercial banks in The City of New York, New York are required or authorized by law or executive order to close and (b) on which the New York Stock Exchange is not closed.
“Bylaws” means the Bylaws of the Corporation as amended from time to time.
“Closed-End Funds” shall have the meaning as set forth in Section 2.19(a).
“Code” means the Internal Revenue Code of 1986, as amended.
“Common Shares” means the common stock, par value $0.001 per share, of the Corporation.
“Conditional Acceptance” shall have the meaning as set forth in Section 2.6(a)(ii)(A).
“Custodian” means a bank, as defined in Section 2(a)(5) of the 1940 Act, that has the qualifications prescribed in paragraph 1 of Section 26(a) of the 1940 Act, or such other entity as shall be providing custodian services to the Corporation as permitted by the 1940 Act or any rule, regulation, or order thereunder, and shall include, as appropriate, any similarly qualified sub-custodian duly appointed by the Corporation.
“Custodian Agreement” means any Custodian Agreement by and between the Custodian and the Corporation.
“Date of Original Issue” means, with respect to any Series, the date specified as the Date of Original Issue for such Series.
“Default” shall mean a Dividend Default or a Redemption Default.
“Deposit Securities” means, as of any date, any United States dollar-denominated security or other investment of a type described below that either (i) is a demand obligation payable to the holder thereof on any Business Day or (ii) has a maturity date, mandatory redemption date or mandatory payment date, on its face or at the option of the holder, preceding the relevant Redemption Date, Dividend Payment Date or other payment date in respect of which such security or other investment has been deposited or set aside as a Deposit Security:
(1)     cash or any cash equivalent;
(2)     any U.S. Government Obligation;
(3)     any Municipal Security that has a credit rating from at least one NRSRO that is the highest applicable rating generally ascribed by such NRSRO to Municipal Securities with substantially similar terms as of the date of these Articles Supplementary (or such rating’s future equivalent), including (A) any such Municipal Security that has been pre-refunded by the issuer thereof with the proceeds of such refunding having been irrevocably deposited in trust or escrow for the repayment thereof and (B) any such fixed or variable rate Municipal Security that qualifies as an eligible security under Rule 2a-7 under the 1940 Act;
(4)     any investment in any money market fund registered under the 1940 Act that qualifies under Rule 2a-7 under the 1940 Act, or similar investment vehicle described in Rule 12d1-1(b)(2) under the 1940 Act, that invests principally in Municipal Securities or U.S. Government Obligations or any combination thereof; or
(5)     any letter of credit from a bank or other financial institution that has a credit rating from at least one NRSRO that is the highest applicable rating generally ascribed by such NRSRO to bank deposits or short-term debt of similar banks or other financial institutions as of the date of these Articles Supplementary (or such rating’s future equivalent).
“Designated Owner” means a Person in whose name VMTP Shares of any Series are recorded as owner of such VMTP Shares by the Securities Depository, an Agent Member or

other securities intermediary on the records of such Securities Depository, Agent Member or securities intermediary, as the case may be.
“Dividend Default” shall have the meaning as set forth in Section 2.2(g)(i).
“Dividend Payment Date” means, with respect to any Series, the first Business Day of each calendar month that any shares of such Series are outstanding; provided, however, that with respect to any Series for which the first Dividend Period, as specified in these Articles Supplementary relating to such Series, is longer than one month, the first Dividend Payment Date for such Series shall be the first Business Day of the calendar month immediately following the end of such Dividend Period.
“Dividend Period” means, with respect to any Series, the Dividend Period for such Series set forth in these Articles Supplementary for such Series.
“Dividend Rate” means, with respect to any Rate Period for a Series of VMTP Shares and subject to the adjustment described in Section 2.11(a), the sum of the Index Rate for such Rate Period plus the Applicable Spread for such Rate Period plus the Failed Remarketing Spread; provided, however, that with respect to any Increased Rate Period, the Dividend Rate shall mean the Increased Rate for such Increased Rate Period; and provided further that the Dividend Rate for any Rate Period shall in no event exceed the Maximum Rate.
“Effective Leverage Ratio” shall have the meaning as set forth in Section 2.4(d).
“Effective Leverage Ratio Cure Date” shall have the meaning as set forth in Section 2.6(b)(ii)(A).
“Electronic Means” means email transmission, facsimile transmission or other similar electronic means of communication providing evidence of transmission (but excluding online communications systems covered by a separate agreement) acceptable to the sending party and the receiving party, in any case if operative as between any two parties, or, if not operative, by telephone (promptly confirmed by any other method set forth in this definition), which, in the case of notices to the Redemption and Paying Agent and the Custodian, shall be sent by such means to each of its representatives set forth in the Redemption and Paying Agent Agreement and the Custodian Agreement, respectively.
“Exchange Act” means the U.S. Securities Exchange Act of 1934, as amended.
“Failed Remarketing” shall have the meaning as set forth in Section 2.5(c)(i).
“Failed Remarketing Spread” means (i) initially, 0% and (ii) following the occurrence of a Failed Remarketing, 0.75%.
“Fitch” means Fitch Ratings, a part of the Fitch Group, and any successor or successors thereto.

“Holder” means, with respect to the VMTP Shares of any Series or any other security issued by the Corporation, a Person in whose name such security is registered in the registration books of the Corporation maintained by the Redemption and Paying Agent or otherwise.
“Increased Rate” means, with respect to any Series, as set forth in these Articles Supplementary for such Series.
“Increased Rate Period” shall have the meaning as set forth in Section 2.2(g)(i).
“Index Rate” means, with respect to any Series, as set forth in these Articles Supplementary for such Series.
“Initial Rate Period” means, with respect to the VMTP Shares of any Series, the period commencing on and including the Date of Original Issue thereof and ending on, and including, the last day of the month in which the Date of Original Issue occurred (or if such day is not a Business Day, the next succeeding Business Day).
“LIBOR Multiplier” means, with respect to any Series, as set forth in these Articles Supplementary for such Series.
“Liquidation Preference” means, with respect to any Series, the amount specified as the liquidation preference per share for that Series in these Articles Supplementary for such Series.
“Liquidity Account Initial Date” means, with respect to any Series, the date designated as the Liquidity Account Initial Date in these Articles Supplementary for such Series.
“Liquidity Account Investments” means Deposit Securities or any other security or investment owned by the Corporation that is rated not less than A3 by Moody’s, A- by Standard & Poor’s, A- by Fitch or an equivalent rating by any other NRSRO (or any such rating’s future equivalent).
“Liquidity Requirement” shall have the meaning as set forth in Section 2.12(b).
“Mandatory 1940 Act Coverage Redemption Price” shall have the meaning as set forth in Section 2.6(b)(i)(A).
“Mandatory Tender” means, in connection with a Remarketing, the required tender of all VMTP Shares of a particular Series (except to the extent affirmatively retained by any applicable Holder of VMTP Shares of such Series pursuant to Section 2.5(a)(iv)) to the Redemption and Paying Agent for purchase on the applicable Mandatory Tender Date.
“Mandatory Tender Date” shall have the meaning as set forth in Section 2.5(a)(iii)(B).

“Mandatory Tender Event” shall have the meaning as set forth in Section 2.5(a)(i)(B).
“Mandatory Tender Redemption Date” shall have the meaning as set forth in Section 2.6(a)(iii).
“Mandatory Tender Redemption Price” shall have the meaning as set forth in Section 2.6(a)(iii).
“Market Value” of any asset of the Corporation means, for securities for which market quotations are readily available, the market value thereof determined by an independent third-party pricing service designated from time to time by the Board of Directors, which pricing service shall be Standard & Poor’s Securities Evaluations, Inc./J. J. Kenny Co., Inc. (or any successor thereto), International Data Corporation (or any successor thereto) or such other independent third-party pricing service broadly recognized in the tax-exempt fund market.  Market Value of any asset shall include any interest accrued thereon.  The Corporation generally values its securities using closing market prices or readily available market quotations. When closing market prices or market quotations are not available or are considered by Amundi US to be unreliable, the Corporation uses fair value methods to value its securities pursuant to procedures adopted by the Board of Directors. For market prices and quotations, as well as for some fair value methods, the Corporation relies upon securities prices provided by pricing services.  The Corporation uses a pricing matrix to determine the value of fixed income securities that may not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed income securities.
“Maximum Rate” means 15% per annum.
“Moody’s” means Moody’s Investors Service, Inc. and any successor or successors thereto.
“Municipal Securities” means municipal securities as described under the heading “Principal Investment Strategies” in the prospectus or other offering document for a Series of VMTP Shares.
“Notice of Mandatory Tender” shall have the meaning set forth in Section 2.5(a)(ii).
“Notice of Redemption” shall have the meaning as set forth in Section 2.6(d)(i).
“Notice of Special Terms Period” shall have the meaning as set forth in Section 2.2(h)(iii).

“Notice of Taxable Allocation” shall have the meaning as set forth in Section 2.11(a).
“NRSRO” means (a) each of Fitch, Moody’s and Standard & Poor’s so long as such Person is a nationally recognized statistical rating organization within the meaning of Section 3(a)(62) of the Exchange Act and (b) any other nationally recognized statistical rating organization within the meaning of Section 3(a)(62) of the Exchange Act that is not an “affiliated person” (as defined in Section 2(a)(3) of the 1940 Act) of the Corporation.
“One-Month LIBOR” means:
(1)     the rate for one-month deposits in U.S. dollars, commencing on the first day of the applicable Rate Period, that appears on the Designated LIBOR Page (as defined below) as of 11:00 A.M., London time, on the applicable Rate Determination Date; or
(2)     if the rate referred to in clause (1) does not appear on the Designated LIBOR Page, or is not so published by 11:00 A.M., London time, on the applicable Rate Determination Date, the rate calculated by the Calculation Agent (as defined below) as the arithmetic mean of at least two quotations obtained by the Calculation Agent after requesting the principal London offices of four major reference banks in the London interbank market, as selected by the Corporation and provided to the Calculation Agent, to provide the Calculation Agent with its offered quotation for one-month deposits in U.S. dollars, commencing on the first day of the applicable Rate Period, to prime banks in the London interbank market at approximately 11:00 A.M., London time, on the applicable Rate Determination Date and in a principal amount that is representative for a single transaction in the U.S. dollars in that market at that time; or
(3)     if fewer than two quotations referred to in clause (2) are so provided, the rate on the applicable Rate Determination Date calculated by the Calculation Agent as the arithmetic mean of the rates quoted at approximately 11:00 A.M., New York City time, in The City of New York on the applicable Rate Determination Date by three major banks in The City of New York, as selected by the Corporation and provided to the Calculation Agent, for one-month loans in U.S. dollars to leading European banks commencing on the first day of the applicable Rate Period, and in a principal amount that is representative for a single transaction in U.S. dollars in that market at that time; or
(4)     if the banks so selected by the Corporation are not quoting as mentioned in clause (3), One-month LIBOR as previously in effect on the first day of the applicable Rate Period.
Notwithstanding the foregoing, if One-month LIBOR determined as set forth above in respect of any Rate Period would otherwise be less than zero (0), One-month LIBOR for such Rate Period will be deemed to be zero (0).
For purposes of the definition of One-month LIBOR, the following terms shall have the respective meanings as set forth below:

“Calculation Agent” means The Bank of New York Mellon, as redemption and paying agent, or any successor Calculation Agent appointed by the Corporation.
“Designated LIBOR Page” means the display on Bloomberg L.P., or any successor service, on Page BBAL or any page as may replace that specified page on that service for the purpose of displaying the London interbank rates of major banks for U.S. dollars.
Dollar amounts resulting from the calculation of dividends will be rounded to the nearest cent, with one-half cent being rounded upward.
“Optional Redemption Date” shall have the meaning as set forth in Section 2.6(c)(i).
“Optional Redemption Premium” means, with respect to any Series, the premium payable by the Corporation upon the redemption of VMTP Shares of such Series at the option of the Corporation as set forth in these Articles Supplementary.
“Optional Redemption Price” shall have the meaning as set forth in Section 2.6(c)(i).
“Other Rating Agency” means each Rating Agency, if any, other than Fitch then providing a rating for the VMTP Shares pursuant to the request of the Corporation.
“Outstanding” means, as of any date with respect to VMTP Shares of any Series, the number of VMTP Shares of such Series theretofore issued by the Corporation except (without duplication):
(a)	any shares of such Series theretofore exchanged, cancelled, retired or redeemed or delivered to the Redemption and Paying Agent for cancellation or redemption in accordance with the terms hereof;
(b)
     any shares of such Series as to which the Corporation shall have given a Notice of Redemption and irrevocably deposited with the Redemption and Paying Agent sufficient Deposit Securities to redeem such shares in accordance with Section 2.6 hereof; and

(c)	any shares of such Series as to which the Corporation shall be the Holder or the Designated Owner.
“Person” means and includes an individual, a partnership, a trust, a corporation, a limited liability company, an unincorporated association, a joint venture or other entity or a government or any agency or political subdivision thereof.
“Preferred Shares” means the authorized Preferred Shares, par value $0.001 per share, of the Corporation, including VMTP Shares of each Series, shares of any other series of

Preferred Shares now or hereafter issued by the Corporation, and any other shares of stock hereafter authorized and issued by the Corporation of a class having priority over any other class as to distribution of assets or payments of dividends.
“Purchase Agreement” means (i) with respect to the initial Series of VMTP Shares issued pursuant to these Articles Supplementary, the VMTP Purchase Agreement dated as of February 9, 2018 among the Corporation, Wells Fargo Municipal Capital Strategies, LLC, a wholly-owned subsidiary of Wells Fargo Bank, National Association, and WFC Holdings, LLC, in any case, as such agreement may be amended, restated, or modified from time to time, including, without limitation, the amendment and restatement of such agreement dated as of February 16, 2021 and the amendment and restatement of such agreement dated on or about April 16, 2021 and (ii) with respect to any subsequent Series of VMTP Shares issued pursuant to these Articles Supplementary, the purchase agreement or other similar agreement for the VMTP Shares of such Series (if any) specified in these Articles Supplementary for such Series, in any case, as such agreement may be amended, restated, or modified from time to time.
“Rate Determination Date” means, with respect to the Initial Rate Period for any Series of VMTP Shares, the calendar day immediately preceding the Date of Original Issue of such Series, and with respect to any Subsequent Rate Period for any Series of VMTP Shares, the last calendar day of the immediately preceding Rate Period for such Series or, if, in either case, such calendar day is not a Business Day, the next succeeding Business Day; provided, however, that the next succeeding Rate Determination Date will be determined without regard to any prior extension of a Rate Determination Date to a Business Day.
“Rate Period” means, with respect to any Series of VMTP Shares, the Initial Rate Period and any Subsequent Rate Period of the VMTP Shares of such Series.
“Rating Agencies” means, as of any date and in respect of a Series of VMTP Shares, (i) Fitch, to the extent it maintains a rating on the VMTP Shares of such Series on such date and has not been replaced as a Rating Agency in accordance with Section 2.8 and (ii) any Other Rating Agency designated as a Rating Agency on such date in accordance with Section 2.8.  Fitch has initially been designated as the Rating Agency for purposes of the VMTP Shares.  In the event that at any time any Rating Agency (i) ceases to be a Rating Agency for purposes of any Series of VMTP Shares and such Rating Agency has been replaced by an Other Rating Agency in accordance with Section 2.8, any references to any credit rating of the replaced Rating Agency in these Articles Supplementary shall be deleted for purposes hereof as provided below and shall be deemed instead to be references to the equivalent credit rating of the Other Rating Agency that has replaced such Rating Agency as of the most recent date on which such replacement Other Rating Agency published credit ratings for such Series of VMTP Shares or (ii) designates a new rating definition for any credit rating of such Rating Agency with a corresponding replacement rating definition for such credit rating of such Rating Agency, any references to such replaced rating definition of such Rating Agency contained in these Articles

Supplementary shall instead be deemed to be references to such corresponding replacement rating definition.  In the event that at any time the designation of any Rating Agency as a Rating Agency for purposes of any Series of VMTP Shares is terminated in accordance with Section 2.8, any rating of such terminated Rating Agency, to the extent it would have been taken into account in any of the provisions of these Articles Supplementary for such Series, shall be disregarded, and only the ratings of the then-designated Rating Agencies for such Series shall be taken into account for purposes of these Articles Supplementary.
“Rating Agency Guidelines” means the guidelines of any Rating Agency, as they may be amended or modified from time to time, compliance with which is required to cause such Rating Agency to continue to issue a rating with respect to a Series of VMTP Shares for so long as such Series is Outstanding.
“Ratings Event” shall have the meaning set forth in Section 2.2(g)(i).
“Redemption and Paying Agent” means, with respect to any Series, The Bank of New York Mellon, as redemption and paying agent, and its successors or any other redemption and paying agent appointed by the Corporation with respect to such Series.
“Redemption and Paying Agent Agreement” means, with respect to any Series, the Agreement dated February 9, 2018, as amended, by and among the Redemption and Paying Agent, the Corporation and certain other Persons, and as the same may be amended, restated or modified from time to time, or any similar agreement between the Corporation and any other redemption and paying agent appointed by the Corporation.
“Redemption Date” shall have the meaning as set forth in Section 2.5(d).
“Redemption Default” shall have the meaning as set forth in Section 2.2(g)(i).
“Redemption Price” shall mean the Term Redemption Price, the Mandatory 1940 Act Coverage Redemption Price, the Mandatory Tender Redemption Price, or the Optional Redemption Price, as applicable.
“Remarketing” means the offering of VMTP Shares for resale as described in Section 2.5(b). VMTP Shares that are remarketed in connection with a Remarketing are described as having been “Remarketed”.
“Remarketing Purchase Price” means, with respect to the VMTP Shares subject to a Remarketing, a price per share equal to the Liquidation Preference per share plus an amount equal to all unpaid dividends and other distributions on such VMTP Shares accumulated from and including the Date of Original Issue of such VMTP Shares to (but excluding) the Mandatory Tender Date for such VMTP Shares (whether or not earned or declared by the Corporation, but excluding interest thereon).

“Remarketing Settlement Agent” means the entity appointed as such by the Corporation with respect to a Remarketing of any Series of the VMTP Shares and any additional or successor entities appointed by the Corporation pursuant to a Remarketing Settlement Agent Agreement with the Corporation.
“Remarketing Settlement Agent Agreement” means the Remarketing Settlement Agent Agreement, if any, with respect to the VMTP Shares, between the Corporation and the Remarketing Settlement Agent and any other party thereto, as amended, modified or supplemented from time to time, or any similar agreement with a successor Remarketing Settlement Agent.
“Securities Act” means the U.S. Securities Act of 1933, as amended.
“Securities Depository” shall mean The Depository Trust Company and its successors and assigns or any other securities depository selected by the Corporation that agrees to follow the procedures required to be followed by such securities depository as set forth in these Articles Supplementary with respect to the VMTP Shares.
“Series” shall have the meanings as set forth in the Recitals of these Articles Supplementary.
“Special Terms Period” shall have the meaning as set forth in Section 2.2(h)(i).
“Standard & Poor’s” means Standard & Poor’s Ratings Services, a Standard & Poor’s Financial Services LLC business, and any successor or successors thereto.
“Subsequent Rate Period” means, with respect to any Series of VMTP Shares, the period consisting of one calendar month, but adjusted in each case to reflect any changes when the regular day that is a Rate Determination Date is not a Business Day, from, and including, the first day following the Initial Rate Period of such Series to, and including, the next Rate Determination Date for such Series and any period thereafter from, and including, the first day following a Rate Determination Date for shares of such Series to, and including, the next succeeding Rate Determination Date for shares of such Series.
“Tax Event” shall have the meaning as set forth in Section 2.2(g)(i).
“Taxable Allocation” means, with respect to any Series, the allocation of any net capital gains or other income taxable for regular federal individual income tax purposes to a dividend paid in respect of such Series.
“Term Extension Request” shall have the meaning as set forth in Section 2.6(a)(ii)(A).
“Term Redemption Amount” shall have the meaning as set forth in Section 2.12(a).

“Term Redemption Date” means, with respect to any Series, the date specified as the Term Redemption Date in these Articles Supplementary, as such date may be extended in accordance with Section 2.6 hereof.
“Term Redemption Liquidity Account” shall have the meaning as set forth in Section 2.12(a).
“Term Redemption Price” shall have the meaning as set forth in Section 2.6(a)(i).
“U.S. Government Obligations” means direct obligations of the United States or of its agencies or instrumentalities that are entitled to the full faith and credit of the United States and that, other than United States Treasury Bills, provide for the periodic payment of interest and the full payment of principal at maturity or call for redemption.
“VMTP” shall have the meaning as set forth in the Recitals of these Articles Supplementary.
“VMTP Shares” shall have the meaning as set forth in the Recitals of these Articles Supplementary.
“Voting Period” shall have the meaning as set forth in Section 2.7(b)(i).
1.2             Interpretation.  The headings preceding the text of Sections included in these Articles Supplementary are for convenience only and shall not be deemed part of these Articles Supplementary or be given any effect in interpreting these Articles Supplementary.  The use of the masculine, feminine or neuter gender or the singular or plural form of words herein shall not limit any provision of these Articles Supplementary.  The use of the terms “including” or “include” shall in all cases herein mean “including, without limitation” or “include, without limitation,” respectively.  Reference to any Person includes such Person’s successors and assigns to the extent such successors and assigns are permitted by the terms of any applicable agreement, and reference to a Person in a particular capacity excludes such Person in any other capacity or individually.  Reference to any agreement (including these Articles Supplementary), document or instrument means such agreement, document or instrument as amended or modified and in effect from time to time in accordance with the terms thereof and, if applicable, the terms hereof.  Except as otherwise expressly set forth herein, reference to any law means such law as amended, modified, codified, replaced or re-enacted, in whole or in part, including rules, regulations, enforcement procedures and any interpretations promulgated thereunder.  Underscored references to Sections shall refer to those portions of these Articles Supplementary.  The use of the terms “hereunder,” “hereof,” “hereto” and words of similar import shall refer to these Articles Supplementary as a whole and not to any particular Article, Section or clause of these Articles Supplementary.

ARTICLE II
TERMS APPLICABLE TO
VARIABLE RATE MUNIFUND TERM PREFERRED SHARES
Each Series of VMTP Shares subject to these Articles Supplementary shall have the following terms:
2.1     Number of Shares; Ranking.
(a)     The number of authorized stock constituting any Series of VMTP Shares shall be as set forth with respect to such Series in these Articles Supplementary relating to such Series.  No fractional VMTP Shares shall be issued.
(b)     The VMTP Shares of each Series shall rank on a parity with VMTP Shares of each other Series and with shares of any other series of Preferred Shares as to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Corporation.  The VMTP Shares of each Series shall have preference with respect to the payment of dividends and as to distribution of assets upon dissolution, liquidation or winding up of the affairs of the Corporation over the Common Shares as set forth herein.
(c)     No Holder of VMTP Shares shall have, solely by reason of being such a Holder, any pre-emptive or other right to acquire, purchase or subscribe for any VMTP Shares or Common Shares or other securities of the Corporation which it may hereafter issue or sell.
2.2 Dividends and Distributions.
(a)     The Holders of VMTP Shares of any Series shall be entitled to receive, when, as and if authorized by, or under authority granted by, the Board of Directors, and declared by the Corporation solely out of funds legally available therefor and in preference to dividends and other distributions on Common Shares, cumulative cash dividends and other distributions on each share of such Series at the Dividend Rate for such Series, calculated as set forth herein, and no more. For avoidance of doubt, the phrase “funds legally available therefor” as used in this Section 2.2 shall have the meaning it would have in respect of distributions from a Maryland corporation under Maryland law. Dividends and other distributions on the VMTP Shares of any Series shall accumulate from the Date of Original Issue with respect to such Series.  The amount of dividends per share payable on VMTP Shares of a Series on any Dividend Payment Date shall equal the sum of the dividends accumulated but not yet paid for each Rate Period (or part thereof) in the related Dividend Period.  The amount of dividends per share of a Series accumulated for each such Rate Period (or part thereof) shall be computed by (i) multiplying the Dividend Rate in effect for VMTP Shares of such Series for such Rate Period (or part thereof) by a fraction, the numerator of which shall be the actual number of days in such Rate Period (or part thereof) and the denominator of which shall be the actual number of days in the year in which such Rate Period (or such part thereof) occurs (365 or 366) and (ii) multiplying the product determined pursuant to clause (i) by the Liquidation Preference for a share of such Series.
(b)     Dividends on VMTP Shares of each Series with respect to any Dividend Period shall be declared daily to the Holders of such shares, as their names shall appear on the registration books of the Corporation, at the close of business on each day in such Dividend Period and shall be paid as provided in Section 2.2(f).
(c)      (i)     No full dividends or other distributions shall be declared or paid on shares of a Series of VMTP Shares for any Dividend Period or part thereof unless full cumulative dividends and other distributions due through the most recent dividend payment dates therefor for all outstanding Preferred Shares (including shares of other Series of VMTP Shares) ranking on a parity with such Series of VMTP Shares have been or contemporaneously are declared and paid through the most recent dividend payment dates therefor.  If full cumulative dividends or other distributions due have not been declared and paid on all such outstanding Preferred Shares of any series, any dividends and other distributions being declared and paid on VMTP Shares of a Series will be declared and paid as nearly pro rata as possible in proportion to the respective amounts of dividends and other distributions accumulated but unpaid on the shares of each such series of Preferred Shares on the relevant dividend payment date for such series.  Subject to Section 2.11 hereof and Section 2.3 of the Purchase Agreement, no Holders of VMTP Shares shall be entitled to any dividends or other distributions, whether payable in cash, property or stock, in excess of full cumulative dividends and other distributions as provided in this Section 2.2(c)(i) on such VMTP Shares.
(ii)     For so long as any VMTP Shares are Outstanding, the Corporation shall not:  (x) declare or pay any dividend or other distribution (other than a dividend or distribution paid in Common Shares) in respect of the Common Shares, (y) call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares, or (z) pay any proceeds of the liquidation of the Corporation in respect of the Common Shares, unless, in each case, (A) immediately thereafter, the Corporation shall have 1940 Act Asset Coverage after deducting the amount of such dividend or distribution or redemption or purchase price or liquidation proceeds, (B) all cumulative dividends and other distributions on all VMTP Shares and all other series of Preferred Shares ranking on a parity with the VMTP Shares due on or prior to the date of the applicable dividend, distribution, redemption, purchase or acquisition shall have been declared and paid (or shall have been declared and Deposit Securities or sufficient funds (in accordance with the terms of such Preferred Shares) for the payment thereof shall have been deposited irrevocably with the paying agent for such Preferred Shares) and (C) the Corporation shall have deposited Deposit Securities pursuant to and in accordance with the requirements of Section 2.6(d)(ii) hereof with respect to Outstanding VMTP Shares of any Series to be redeemed pursuant to Section 2.6(a) or Section 2.6(b) hereof for which a Notice of Redemption shall have been given or shall have been required to be given in accordance with the terms hereof on or prior to the date of the applicable dividend, distribution, redemption, purchase or acquisition.
(iii)     Any dividend payment made on VMTP Shares of a Series shall first be credited against the dividends and other distributions accumulated with respect to the earliest Dividend Period for such Series for which dividends and distributions have not been paid.
(d)     Not later than 12:00 noon, New York City time, on the Business Day immediately preceding the Dividend Payment Date for a Series of VMTP Shares, the Corporation shall deposit with the Redemption and Paying Agent Deposit Securities having an aggregate Market Value on such date sufficient to pay the dividends and other distributions, if any, that are payable on such Dividend Payment Date in respect of such Series.  The Corporation may direct the Redemption and Paying Agent with respect to the investment or reinvestment of any such Deposit Securities so deposited prior to the Dividend Payment Date, provided that such investment consists exclusively of Deposit Securities and provided further that the proceeds of any such investment will be available as same day funds at the opening of business on such Dividend Payment Date.
(e)     All Deposit Securities deposited with the Redemption and Paying Agent for the payment of dividends and other distributions, if any, payable on a Series of VMTP Shares shall be held in trust for the payment of such dividends and other distributions by the Redemption and Paying Agent for the benefit of the Holders of such Series entitled to the payment of such dividends or other distributions pursuant to Section 2.2(f).  Any moneys paid to the Redemption and Paying Agent in accordance with the foregoing but not applied by the Redemption and Paying Agent to the payment of dividends and other distributions, including interest earned on such moneys while so held, will, to the extent permitted by law, be repaid to the Corporation as soon as possible after the date on which such moneys were to have been so applied, upon request of the Corporation.
(f)     Dividends and any distributions made pursuant to Section 2.11(a) on VMTP Shares of a Series shall be paid on each Dividend Payment Date for such Series to the Holders of shares of such Series as their names appear on the registration books of the Corporation at the close of business on the day immediately preceding such Dividend Payment Date (or if such day is not a Business Day, the next preceding Business Day).  Dividends and any distributions made pursuant to Section 2.11(a) in arrears on VMTP Shares of a Series for any past Dividend Period may be declared and paid at any time, without reference to any regular Dividend Payment Date, to the Holders of shares of such Series as their names appear on the registration books of the Corporation on such date, not exceeding fifteen (15) calendar days preceding the payment date thereof, as may be fixed by the Board of Directors.  No interest or sum of money in lieu of interest will be payable in respect of any dividend payment or payments or other distributions on VMTP Shares of any Series which may be in arrears.  In connection with the payment of any dividend expected to be an exempt interest dividend for federal income tax purposes, the Issuer shall contemporaneously with the payment of such dividend report to shareholders that such dividend is an exempt interest dividend.
(g)     (i)     The Dividend Rate on a Series of VMTP Shares shall be adjusted to the Increased Rate for each Increased Rate Period (as hereinafter defined) and the Corporation shall promptly notify the Redemption and Paying Agent of any such Increased Rate Period and such Dividend Rate.  Subject to the cure provisions of Section 2.2(g)(iii), a Rate Period with respect to a Series of VMTP Shares shall be deemed to be an “Increased Rate Period” if on the first day of such Rate Period, (A) the Corporation has failed to deposit with the Redemption and Paying Agent by 12:00 noon, New York City time, on a Dividend Payment Date for such Series, Deposit Securities that will provide funds available to the Redemption and Paying Agent on such Dividend Payment Date sufficient to pay the full amount of any dividend on such Series payable on such Dividend Payment Date (a “Dividend Default”) and such Dividend Default has not ended as contemplated by Section 2.2(g)(ii); (B) the Corporation has failed to deposit with the Redemption and Paying Agent by 12:00 noon, New York City time, on an applicable Redemption Date for such Series, Deposit Securities that will provide funds available to the Redemption and Paying Agent on such Redemption Date sufficient to pay the full amount of the Redemption Price payable in respect of such Series on such Redemption Date (a “Redemption Default”) and such Redemption Default has not ended as contemplated by Section 2.2(g)(ii); (C) any Rating Agency has withdrawn the credit rating required to be maintained with respect to such Series pursuant to Section 2.8 other than due to the Rating Agency ceasing to rate tax-exempt closed-end management investment companies generally and such withdrawal is continuing; (D) a Ratings Event (as defined below) has occurred and is continuing with respect to such Series; or (E) (i) a court or other applicable governmental authority has made a final determination that for U.S. federal income tax purposes the VMTP Shares do not qualify as equity in the Corporation and (ii) such determination results from an act or failure to act on the part of the Corporation (a “Tax Event”).  A “Ratings Event” shall be deemed to exist with respect to any Series of VMTP Shares at any time such VMTP Shares have a long-term credit rating from at least one-half of the Rating Agencies designated at such time that is Below Investment Grade.  For the avoidance of doubt, no determination by any court or other applicable governmental authority that requires the Corporation to make an Additional Amount Payment in respect of a Taxable Allocation shall be deemed to be a Tax Event hereunder.
(ii)     Subject to the cure provisions of Section 2.2(g)(iii), a Dividend Default or a Redemption Default on a Series of VMTP Shares shall end on the Business Day on which, by 12:00 noon, New York City time, an amount equal to all unpaid dividends on such Series and any unpaid Redemption Price on such Series shall have been deposited irrevocably in trust in same-day funds with the Redemption and Paying Agent.
(iii)     No Increased Rate Period for a Series of VMTP Shares with respect to any Dividend Default or Redemption Default on such Series shall be deemed to have commenced if the amount of any dividend or any Redemption Price due in respect of such Series (if such Default is not solely due to the willful failure of the Corporation) is deposited irrevocably in trust, in same-day funds, with the Redemption and Paying Agent by 12:00 noon, New York City time, on the Business Day immediately preceding a Business Day that is not later than three (3) Business Days after the applicable Dividend Payment Date or Redemption Date for such Series with respect to which such Default occurred, together with an amount equal to the Increased Rate on such Series applied to the amount and period of such non-payment on such Series, determined as provided in Section 2.2(a).
(h)     Designation of Special Terms Period.
(i)	Right to Designate a Special Terms Period.
(A)     A Special Terms Period (as defined below) with respect to a Series of VMTP Shares (x) may be designated by the Corporation acting in its sole and absolute discretion or (y) shall be designated by the Corporation acting at the direction of the Holders of at least a majority of the Outstanding VMTP Shares of such Series, in each case as otherwise subject to the terms of these Articles Supplementary. Such designation will designate a Special Terms Period (a “Special Terms Period”) with respect to such Series of VMTP Shares (which, for the avoidance of doubt, shall apply to all VMTP Shares of such Series), during which period, such terms may differ from those provided in these Articles Supplementary and may include, without limitation, changes to the Dividend Rate, Dividend Payment Dates, redemption provisions (including, without limitation, the Term Redemption Date), required Effective Leverage Ratio, and Additional Amount Payment provisions; provided that such special terms shall not, in any event, affect the parity ranking of such Series of VMTP Shares relative to any other Series of VMTP Shares or any other series of Preferred Shares of the Corporation then outstanding as to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Corporation. The effectiveness of any change to the terms of the VMTP Shares pursuant to the exercise by the Corporation of its right to designate a Special Terms Period with respect to any Series of VMTP Shares shall be subject to the filing of an amendment to the terms of such VMTP Shares that has been approved by the Board of Directors and approved by 100% of the Holders of the affected Series of VMTP Shares in the manner set forth in Section 2.7.
(B)     For the avoidance of doubt, (x) the terms of any such Special Terms Period that may be effected pursuant to the foregoing clause shall amend and/or replace the applicable provisions of these Articles Supplementary for the affected Series that are in effect at the time such Special Terms Period is designated and (y) subject to Section 2.5(a), the terms of these Articles Supplementary that were in effect at the most recent time during which no Special Terms Period was in effect will automatically continue to be in effect immediately following the end of a Special Terms Period (unless a subsequent Special Terms Period has been designated that will take effect immediately following the prior Special Terms Period), if the

Holders of the VMTP Shares have made an election to retain the VMTP Shares with respect to the Mandatory Tender Date corresponding to the final date of such Special Terms Period and/or the VMTP Shares of any Holders that have not made such election, if any, are Remarketed pursuant to Section 2.5(b).
(ii)     Length of and Preconditions for Special Terms Period. Any Special Terms Period shall commence on a designated day that is the first day of a Rate Period and end on the earlier of (A) a designated day that is the final day of a Rate Period or (B) the applicable Redemption Date or Mandatory Tender Redemption Date, as the case may be. A designation of a Special Terms Period shall become effective only if (1) notice thereof shall have been given to the Holders of the affected Series of VMTP Shares in accordance with Section 2.2(h)(ii) and (iii), (2) full cumulative dividends and any amounts due with respect to redemptions payable on the affected Series of VMTP Shares prior to such Special Terms Period commencement date have been paid in full, (3) such designation of a Special Terms Period shall not become effective prior to three (3) months subsequent to the Date of Original Issue of the affected Series of VMTP Shares, (4) all of the Outstanding VMTP Shares of the affected Series shall be subject to such Special Terms Period, and (5) all of the Outstanding VMTP Shares of the affected Series that are subject to Remarketing in connection with the Mandatory Tender triggered by the designation of the Special Terms Period are successfully Remarketed (except to the extent any applicable Holders of such affected Series of VMTP Shares have affirmatively elected to retain their VMTP Shares of such Series for the Special Terms Period). Any failure to satisfy the conditions to a Special Terms Period shall result in such Special Terms Period not becoming effective.
(iii)     Notice of Special Terms Period.
(A)     If the Corporation, acting in its own discretion, proposes to designate a Special Terms Period, a Notice of Special Terms Period (as defined below) shall be delivered not less than thirty (30) calendar days (or such lesser number of days as may be agreed to from time to time by the Holders of the affected Series of VMTP Shares and the Remarketing Settlement Agent) prior to the date the Corporation proposes to designate as the first day of such Special Terms Period.
(B)     If the Corporation, acting at the direction of the Holders of at least a majority of the Outstanding VMTP Shares of a Series, proposes to designate a Special Terms Period with respect to such Series, a Notice of Special Terms Period (as defined below) shall be delivered not less than 180 calendar days (or such lesser time period as may be agreed to from time to time by the Holders of the affected Series of VMTP Shares and, if applicable, the Remarketing Settlement Agent but in any event subject to Section 2.2(h)(ii)(3) and Section 2.2(h)(iv)) prior to the date the Corporation proposes at the direction of such Holders, to designate as the first day of such Special Terms Period.

(C)     The terms of any proposed Special Terms Period will be contained in a notice (a “Notice of Special Terms Period”) that shall be sent by the Corporation or its designee by Electronic Means or through or by the Securities Depository (or by first-class mail, postage prepaid, where the VMTP Shares of the affected Series are in physical form outside the book-entry system of the Securities Depository) to the Holders of the affected Series of VMTP Shares, with copies provided by the Corporation to the Remarketing Settlement Agent and the Redemption and Paying Agent via Electronic Means and by the Corporation or its designee to the initial Holder of the affected Series of VMTP Shares in accordance with the notice provisions in the Purchase Agreement. Each such notice shall state (A) that the Corporation has exercised its option, or that the Corporation has been directed by the Holders of at least a majority of the VMTP Shares with respect such Series to exercise its option, to propose a Special Terms Period with respect to such Series of VMTP Shares, (B) the Rate Determination Date immediately prior to the first day of such Special Terms Period, (C) that such Special Terms Period shall not commence unless the conditions precedent thereto in Section 2.2(h)(ii) are satisfied, (D) a description of the special terms to be applicable to such Series of VMTP Shares and (E) the date upon which such Series of VMTP Shares shall be subject to Remarketing pursuant to Section 2.5(b) (except to the extent affirmatively retained by any applicable Holder of VMTP Shares of such Series pursuant to Section 2.5(a)(iv)). The Corporation may provide in any Notice of Special Terms Period that such Special Terms Period is subject to one or more additional conditions precedent, in which case the special terms of such Special Terms Period shall not become effective unless each such additional condition has been satisfied or the Corporation has waived each such condition.
(iv)     Right of Holders to Direct Declaration of Special Terms Period.  The Holders of at least a majority of the Outstanding VMTP Shares of a Series shall have the right to direct the Corporation or its designee to issue a Notice of Special Terms Period as described in these Articles Supplementary, provided, however, such demand shall not be made within 180 calendar days of the Date of Original Issue.
(a)     2.3     Liquidation Rights.  In the event of any liquidation, dissolution or winding up of the affairs of the Corporation, whether voluntary or involuntary, the Holders of VMTP Shares shall be entitled to receive out of the assets of the Corporation available for distribution to shareholders, after satisfying claims of creditors but before any distribution or payment shall be made in respect of the Common Shares, a liquidation distribution equal to the Liquidation Preference for such shares, plus an amount equal to all unpaid dividends and other distributions on such shares accumulated to (but excluding) the date fixed for such distribution or payment on such shares (whether or not earned or declared by the Corporation, but without interest thereon), and such Holders shall be entitled to no further participation in any distribution or payment in connection with any such liquidation, dissolution or winding up.
(b)     If, upon any liquidation, dissolution or winding up of the affairs of the Corporation, whether voluntary or involuntary, the assets of the Corporation available for distribution among the Holders of all Outstanding VMTP Shares and any other outstanding Preferred Shares ranking on a parity with the VMTP Shares shall be insufficient to permit the payment in full to such Holders of the Liquidation Preference of such VMTP Shares plus accumulated and unpaid dividends and other distributions on such shares as provided in Section 2.3(a) above and the amounts due upon liquidation with respect to such other Preferred Shares, then such available assets shall be distributed among the Holders of such VMTP Shares and such other Preferred Shares ratably in proportion to the respective preferential liquidation amounts to which they are entitled.  In connection with any liquidation, dissolution or winding up of the affairs of the Corporation, whether voluntary or involuntary, unless and until the Liquidation Preference on each Outstanding VMTP Share plus accumulated and unpaid dividends and other distributions on such shares as provided in Section 2.3(a) above have been paid in full to the Holders of such shares, no dividends, distributions or other payments will be made on, and no redemption, purchase or other acquisition by the Corporation will be made by the Corporation in respect of, the Common Shares.
(c)     Neither the sale of all or substantially all of the property or business of the Corporation, nor the merger, consolidation or reorganization of the Corporation into or with any other business or statutory trust, corporation or other entity, nor the merger, consolidation or reorganization of any other business or statutory trust, corporation or other entity into or with the Corporation shall be a dissolution, liquidation or winding up, whether voluntary or involuntary, for the purpose of this Section 2.3.
2.4	Coverage & Leverage Tests.
(a)     Asset Coverage Requirement.  For so long as any VMTP Shares of any Series are Outstanding, the Corporation shall have Asset Coverage of at least 225% as of the close of business on each Business Day.  If the Corporation shall fail to maintain such Asset Coverage as of any time as of which such compliance is required to be determined as aforesaid, the provisions of Section 2.6(b)(i) shall be applicable, which provisions to the extent complied with shall constitute the sole remedy for the Corporation’s failure to comply with the provisions of this Section 2.4(a).
(b)     Calculation of Asset Coverage.  For purposes of determining whether the requirements of Section 2.4(a) are satisfied, (i) no VMTP Shares of any Series or other Preferred Shares shall be deemed to be Outstanding for purposes of any computation required by Section 2.4(a) if, prior to or concurrently with such determination, sufficient Deposit Securities or other sufficient funds (in accordance with the terms of such Series or other Preferred Shares) to pay the full redemption price for such Series or other Preferred Shares (or the portion thereof to be redeemed) shall have been deposited in trust with the paying agent for such Series or other Preferred Shares and the requisite notice of redemption for such Series or other Preferred Shares (or the portion thereof to be redeemed) shall have been given, and (ii) the Deposit Securities or other sufficient funds that shall have been deposited with the applicable paying agent shall not be included as assets of the Corporation for purposes of such computation.
(c)     Effective Leverage Ratio Requirement.  For so long as VMTP Shares of any Series are Outstanding, the Effective Leverage Ratio shall not exceed 45% as of the close of business on any Business Day; provided, however, in the event that the Corporation’s Effective Leverage Ratio exceeds 45% on any Business Day solely by reason of fluctuations in the market value of the Corporation’s portfolio securities, the Effective Leverage Ratio shall not exceed 46% on such Business Day.  If the Effective Leverage Ratio shall exceed the applicable percentage provided in the preceding sentence as of any time as of which such compliance is required to be determined as aforesaid, the provisions of Section 2.6(b)(ii) shall be applicable, which provisions to the extent complied with shall constitute the sole remedy for the Corporation’s failure to comply with the provisions of this Section 2.4(c).
(d)     Calculation of Effective Leverage Ratio.  For purposes of determining whether the requirements of Section 2.4(c) are satisfied, the “Effective Leverage Ratio” on any date shall mean the quotient of:
(i)     The sum of (A) the aggregate liquidation preference of the Corporation’s “senior securities” (as that term is defined in the 1940 Act) that are stock for purposes of the 1940 Act, excluding, without duplication, (1) any such senior securities for which the Corporation has issued a notice of redemption and either has delivered Deposit Securities or sufficient funds (in accordance with the terms of such senior securities) to the paying agent for such senior securities or otherwise has adequate Deposit Securities or sufficient funds on hand for the purpose of such redemption and (2) any such senior securities that are to be redeemed with net proceeds from the sale of the VMTP Shares, for which the Corporation has delivered Deposit Securities or sufficient funds (in accordance with the terms of such senior securities) to the paying agent for such senior securities or otherwise has adequate Deposit Securities or sufficient funds on hand for the purpose of such redemption; (B) the aggregate principal amount of the Corporation’s “senior securities representing indebtedness” (as that term is defined in the 1940 Act); and (C) the aggregate principal amount of floating rate securities not owned by the Corporation that correspond to the associated inverse floating rate securities owned by the Corporation; divided by
(ii)     The sum of (A) the Market Value of the Corporation’s total assets (including amounts attributable to senior securities, but excluding any assets consisting of Deposit Securities or funds referred to in clauses (A)(1) and (A)(2) of Section 2.4(d)(i) above), less the amount of the Corporation’s accrued liabilities (other than liabilities for the aggregate principal amount of senior securities representing indebtedness, including floating rate securities), and (B) the aggregate principal amount of floating rate securities not owned by the Corporation that correspond to the associated inverse floating rate securities owned by the Corporation.

2.5 Mandatory Tender and Remarketing.  The VMTP Shares shall be subject to Mandatory Tender and Remarketing as provided below:
(a)     Mandatory Tender of VMTP Shares.
(i)     Subject to the Holders’ election to retain the VMTP Shares provided for in Section 2.5(a)(iv) below, any Series of VMTP Shares shall become subject to Mandatory Tender upon the occurrence of:
(A)     any date on which the Corporation delivers a Notice of Special Terms Period designating a Special Terms Period for such Series of VMTP Shares pursuant to Section 2.2(h), or
(B)     the date that is twenty (20) Business Days prior to the last day of any Special Terms Period, provided that such date shall not trigger a Mandatory Tender Event if, either (1) a subsequent Special Terms Period has been designated and agreed to by the Holders or (2) such date is within twenty (20) Business Days of either the Term Redemption Date or an Optional Redemption Date (each of (A) and (B), a “Mandatory Tender Event”).
(ii)     Upon the occurrence of a Mandatory Tender Event with respect to a Series of VMTP Shares, the Corporation shall issue or cause to be issued a notice of Mandatory Tender for Remarketing on the Mandatory Tender Date (as defined below) to the Holders of such Series of VMTP Shares through the Securities Depository as a communication from the Securities Depository (the “Notice of Mandatory Tender”).  Such Notice of Mandatory Tender shall specify that such Mandatory Tender is subject to the election of the Holders of such Series of VMTP Shares to retain as described in Section 2.5(a)(iv) of these Articles Supplementary.
(iii)     The Mandatory Tender Dates corresponding to the Mandatory Tender Events listed in Section 2.5(a)(i) above are as follows, with each Mandatory Tender Date subject to the Holders’ election to retain the VMTP Shares in Section 2.5(a)(iv):
(A)     in the case of a Mandatory Tender Event described in Section 2.5(a)(i)(A), the date on which such Special Terms Period is to become effective pursuant to Section 2.2(h), and
(B)     in the case of a Mandatory Tender Event described in Section 2.5(a)(i)(B), the last day of the related Special Terms Period (in the case of (A) or (B), such date, the “Mandatory Tender Date”).
(iv)     Notwithstanding Section 2.5(a)(i) above, the Holders of any affected Series of VMTP Shares may elect to retain such VMTP Shares by providing notice of such election to the Corporation and/or to the Remarketing Settlement Agent, if any, and to the Securities Depository as specified in the Notice of Mandatory Tender no later than the 10th Business Day prior to the Mandatory Tender Date, in which case the affected VMTP Shares of the electing Holder shall no longer be subject to Mandatory Tender on the corresponding Mandatory Tender Date and shall not be Remarketed (or shall no longer continue to be Remarketed) pursuant to the procedures described in Section 2.5(b) below; provided, however, with respect to any Mandatory Tender Event occurring pursuant to Section 2.5(a)(i)(A), any such election to retain shall not be effective unless accompanied or preceded by the delivery of such Holder’s consent to all amendments to the terms of the affected Series VMTP Shares as required in connection with a designation of a Special Terms Period pursuant to Section 2.2(h)(i) above.
(b)     Remarketing of VMTP Shares.  The VMTP Shares subject to Mandatory Tender as provided for in this Section 2.5 shall be Remarketed in accordance with the following procedures:
(i)     Subject to restrictions on transfer set forth in Section 2.19(a), a Holder of VMTP Shares subject to Mandatory Tender may enter into trade documentation with a purchaser for the VMTP Shares (which, for the avoidance of doubt, shall be with respect to all the VMTP Shares of such Series) with respect to the terms governing such transfer that (A) are reasonably satisfactory to both the Holder of the VMTP Shares and such purchaser and (B) provide for the sale of the VMTP Shares subject to Mandatory Tender on the Mandatory Tender Date; provided that (1) the Holder of the VMTP Shares notifies the Corporation in writing of such trade documentation by the second (2nd) business day immediately preceding the Mandatory Tender Date confirming that the trade documentation satisfies the conditions in this sentence and providing that all VMTP Shares will be sold thereunder and (2) following such Remarketing of VMTP Shares, via execution of such trade documentation, the Corporation shall provide, or cause to be provided, a notice through the Securities Depository cancelling the Mandatory Tender with respect to the VMTP Shares so Remarketed.  At any time following a Mandatory Tender Event and before the corresponding Mandatory Tender Date, the Corporation may designate a Remarketing Settlement Agent to assist with the Remarketing in accordance with the terms of the Remarketing Settlement Agent Agreement.
(ii)     If, after giving effect to elections to retain VMTP Shares given by Holders pursuant to Section 2.5(a)(iv), all of the VMTP Shares subject to Mandatory Tender are not Remarketed pursuant to Section 2.5(b)(i) with binding trade documentation in place by the fifth (5th) Business Day preceding the Mandatory Tender Date, then the Corporation and its agents shall take the following Remarketing actions:
(A)     The Corporation shall designate a Remarketing Settlement Agent to assist with the Remarketing in accordance with the terms of the Remarketing Settlement Agent Agreement.
(B)     If any purchaser is identified and has agreed by the Mandatory Tender Date to purchase all of the VMTP Shares that remain subject to Mandatory Tender on the Mandatory Tender Date, the Remarketing Settlement Agent shall (1) give written notice by Electronic Means to the Holders of such VMTP Shares, with a copy to the Corporation and the Redemption and Paying Agent, that the purchaser has been identified and agreed to purchase such VMTP Shares on the Mandatory Tender Date; (2) collect the Remarketing Purchase Price via wire transfer from such purchaser on the Mandatory Tender Date; (3) wire the Remarketing Purchase Price to the Securities Depository for delivery to the current Holder of the VMTP Shares subject to Mandatory Tender on the Mandatory Tender Date; and (4) direct that such VMTP Shares be delivered to the Remarketing Settlement Agent.
(C)     The Remarketing Settlement Agent shall then direct transfer of the VMTP Shares subject to Mandatory Tender to the purchaser through the Securities Depository on the Mandatory Tender Date.
For the avoidance of doubt, in the event of a successful Remarketing of all VMTP Shares subject to Mandatory Tender pursuant to Section 2.5(b), such Mandatory Tender will be cancelled and the Corporation shall provide, or cause to be provided, a notice through the Securities Depository cancelling the Mandatory Tender with respect to the VMTP Shares so Remarketed.
(c)     Failed Remarketing and Mandatory Tender.
(i)     With respect to a Mandatory Tender Event described in Section 2.5(a)(i)(A), if, for any reason (other than a failure to timely deliver VMTP Shares subject to a Mandatory Tender and only to the extent that such failure to deliver is caused by administrative issues and is cured within two (2) Business Days), all of the VMTP Shares subject to Mandatory Tender are not Remarketed by the related Mandatory Tender Date pursuant to Section 2.5(b) or are not then subject to an election to retain pursuant to Section 2.5(a)(iv), then (A) a failed remarketing shall be deemed to have occurred (which, for the avoidance of doubt, shall be with respect to all VMTP Shares subject to the Mandatory Tender) (a “Failed Remarketing”) that may trigger the application of a Failed Remarketing Spread as described in clause (ii) of the definition thereof and (B) all such VMTP Shares shall be retained by their respective Holders, and no such VMTP Shares shall be purchased on the Mandatory Tender Date; provided, however, if a Failed Remarketing is continuing for three (3) months, then all such VMTP Shares shall be redeemed by the Corporation on the date that is three (3) months following the Mandatory Tender Date (or if such day is not a Business Day, the next succeeding Business Day) pursuant to the Mandatory Tender redemption procedure described in Sections 2.6(a)(iii) and 2.6(e) below.  During the period of any such Failed Remarketing, the shares remain subject to Remarketing pursuant to the procedures described in this Section 2.5(b).
(ii)     With respect to a Mandatory Tender Event described in Section 2.5(a)(i)(B), if any VMTP Shares subject to Mandatory Tender are not Remarketed by the Mandatory Tender Date, then all such VMTP Shares shall be redeemed by the Corporation on the Mandatory Tender Date pursuant to the Mandatory Tender redemption procedure described in Sections 2.6(a)(iii) and 2.6(e) below.
2.6     Redemption.  Each Series of VMTP Shares shall be subject to redemption by the Corporation as provided below:
(i) Term Redemption.  The Corporation shall, solely out of funds legally available therefor, redeem all VMTP Shares of a Series on the Term Redemption Date for such Series, at a price per share equal to the Liquidation Preference per share of such Series plus an amount equal to all unpaid dividends and distributions on such share of such Series accumulated from and including the Date of Original Issue to (but excluding) the Term Redemption Date for such Series (whether or not earned or declared by the Corporation, but excluding interest thereon) (the “Term Redemption Price”); provided, however, that the Term Redemption Date for such Series of VMTP Shares may be extended pursuant to Section 2.6(a)(ii) below.
(ii)       (A)     The Corporation shall have the right, exercisable not more than three hundred and sixty-five (365) days nor less than one hundred and twenty (120) days prior to the Term Redemption Date of a Series of VMTP Shares, to request that each Designated Owner of such VMTP Shares extend the Term Redemption Date for such Series of VMTP Shares by at least an additional three hundred and sixty-five (365) calendar days (a “Term Extension Request”), which request may be conditioned upon terms and conditions that are different from the terms and conditions set forth in these Articles Supplementary.
(B)     Each Designated Owner shall, no later than sixty (60) calendar days after receiving a Term Extension Request, notify the Corporation and the Redemption and Paying Agent of its acceptance or rejection of such request, which acceptance by such Designated Owner may be conditioned upon terms and conditions that are different from the terms and conditions set forth herein or the terms and conditions proposed the Corporation in making a Term Extension Request (a “Conditional Acceptance”). A Conditional Acceptance conditioned upon terms and conditions that are accepted by the Corporation and that are different from the terms and conditions set forth herein shall be deemed to be a consent by such Designated Owner to amend these Articles Supplementary to reflect such different terms and conditions, but only with respect to the VMTP Shares of such Series beneficially owned by such Designated Owner. To the extent that a Designated Owner of VMTP Shares of a Series of VMTP Shares subject to a Term Extension Request rejects such Term Extension Request pursuant to this Section 2.6(a)(ii)(B), or is deemed to reject such Term Extension Request pursuant to Section 2.6(a)(ii)(C) below, the VMTP Shares of such Series beneficially owned by such Designated Owner shall be subject to redemption as provided in these Articles Supplementary without giving effect to any Term Extension Request.
(C)     If any Designated Owner fails to notify the Corporation and the Redemption and Paying Agent of its acceptance or rejection of the Corporation’s Term Extension Request within such 60-day period, such failure to respond will be deemed a rejection of such Term Extension Request by such Designated Owner. If a Designated Owner of VMTP Shares provides a Conditional Acceptance, then the Corporation shall have thirty (30) days thereafter to notify such Designated Owner of its acceptance or rejection of the terms and conditions specified in the Conditional Acceptance. The Corporation’s failure to notify such Designated Owner within such 30-day period will be deemed a rejection of the terms and conditions specified in the Conditional Acceptance.
(D)     Each Designated Owner of a Series of VMTP Shares may grant or deny any Term Extension Request applicable to such Series of VMTP Shares in its sole and absolute discretion.
(E)     Unless the Corporation and any Designated Owner of VMTP Shares that has agreed to a Term Extension Request otherwise agree pursuant to the procedures described in this Section 2.6(a)(ii), in the event that the Term Redemption Date of a Series of VMTP Shares is extended pursuant to this Section 2.6(a)(ii), the Liquidity Account Initial Date, as set forth in these Articles Supplementary establishing such Series, shall be extended accordingly, as provided in these Articles Supplementary, with respect to the VMTP Shares of such Series held by such Designated Owner.
(iii)     Mandatory Tender Redemption.
(A)     Following a Mandatory Tender Event of the kind described in Section 2.5(a)(i)(B), any VMTP Shares subject to such Mandatory Tender Event that are not subject to an election to retain by the Holders pursuant to Section 2.5(a)(iv) and have not been successfully Remarketed by the related Mandatory Tender Date pursuant to Section 2.5(b) shall be redeemed by the Corporation on such Mandatory Tender Date (the date of such redemption, “Mandatory Tender Redemption Date”), at a price per share equal to the Liquidation Preference per share plus an amount equal to all unpaid dividends and other distributions on such VMTP Shares accumulated from and including the Date of Original Issue of such VMTP Shares to (but excluding) the Mandatory Tender Redemption Date (whether or not earned or declared by the Corporation, but excluding interest thereon) (the “Mandatory Tender Redemption Price”).
(B)     Following a Mandatory Tender Event of the kind described in Section 2.5(a)(i)(A), any VMTP Shares subject to such Mandatory Tender Event that are not subject to an election to retain by the Holders pursuant to Section 2.5(a)(iv) and have not been successfully Remarketed by the date that is 6 months following the related Mandatory Tender Date pursuant to Section 2.5(b) shall be redeemed by the Corporation on such date (the date of such redemption being the Mandatory Tender Redemption Date with respect to such VMTP Shares) at the Mandatory Tender Redemption Price.
If a Mandatory Tender Redemption Date occurs pursuant to this Section 2.6(a)(iii) and such date is prior to February 28, 2022, then the Optional Redemption Premium shall be payable on such Mandatory Tender Redemption Date in addition to the Mandatory Tender Redemption Price.

(b)     Asset Coverage and Effective Leverage Ratio Mandatory Redemption.
(iii)     Asset Coverage Mandatory Redemption.
(A)     If the Corporation fails to comply with the Asset Coverage requirement as provided in Section 2.4(a) as of any time as of which such compliance is required to be determined in accordance with Section 2.4(a) and such failure is not cured as of the Asset Coverage Cure Date other than as a result of the redemption required by this Section 2.6(b)(i), the Corporation shall, to the extent permitted by the 1940 Act and Maryland law, and solely out of funds legally available therefor, by the close of business on the Business Day next following such Asset Coverage Cure Date, cause a notice of redemption to be issued, in accordance with the terms of the Preferred Shares to be redeemed.  In addition, in accordance with the terms of the Preferred Shares to be redeemed, the Corporation shall cause to be deposited, solely out of funds legally available therefor, Deposit Securities or other sufficient funds in trust with the Redemption and Paying Agent or other applicable paying agent, for the redemption of a sufficient number of Preferred Shares, which at the Corporation’s sole option (to the extent permitted by the 1940 Act and Maryland law) may include any number or proportion of VMTP Shares of any Series, to enable it to meet the requirements of Section 2.6(b)(i)(B).  In the event that any VMTP Shares of a Series then Outstanding are to be redeemed pursuant to this Section 2.6(b)(i), the Corporation shall, solely out of funds legally available therefor, redeem such shares at a price per share equal to the Liquidation Preference per share of such Series plus an amount equal to all unpaid dividends and other distributions on such share of such Series accumulated from and including the Date of Original Issue to (but excluding) the date fixed for such redemption by the Board of Directors (whether or not earned or declared by the Corporation, but without interest thereon) (the “Mandatory 1940 Act Coverage Redemption Price”).
(B)     On the Redemption Date for a redemption contemplated by Section 2.6(b)(i)(A), the Corporation shall redeem at the Mandatory 1940 Act Coverage Redemption Price, solely out of funds legally available therefor, such number of Preferred Shares (which may include at the sole option of the Corporation any number or proportion of VMTP Shares of any Series) as shall be equal to the lesser of (x) the minimum number of Preferred Shares, the redemption of which, if deemed to have occurred immediately prior to the opening of business on the Asset Coverage Cure Date, would result in the Corporation having Asset Coverage on such Asset Coverage Cure Date of at least 225% (provided, however, that if there is no such minimum number of VMTP Shares and other Preferred Shares the redemption or retirement of which would have such result, all VMTP Shares and other Preferred Shares then outstanding shall be redeemed), and (y) the maximum number of Preferred Shares that can be redeemed out of funds expected to be legally available therefor in accordance with the Charter and applicable law.  Notwithstanding the foregoing, in the event that Preferred Shares are redeemed pursuant to this Section 2.6(b)(i), the Corporation may at its sole option, but is not required to, include in the number of Preferred Shares being mandatorily redeemed pursuant to this Section 2.6(b)(i) a sufficient number of VMTP Shares of any Series that, when aggregated with other Preferred Shares redeemed by the Corporation, would result, if deemed to have occurred immediately prior to the opening of business on the Asset Coverage Cure Date, in the Corporation having Asset Coverage on such Asset Coverage Cure Date of up to and including 250%.  The Corporation shall effect such redemption on the date fixed by the Corporation therefor, which date shall not be later than thirty (30) calendar days after such Asset Coverage Cure Date, except that if the Corporation does not have funds legally available for the redemption of all of the required number of VMTP Shares and other Preferred Shares which have been designated to be redeemed or the Corporation otherwise is unable to effect such redemption on or prior to thirty (30) calendar days after such Asset Coverage Cure Date, the Corporation shall redeem those VMTP Shares and other Preferred Shares which it was unable to redeem on the earliest practicable date on which it is able to effect such redemption.  If fewer than all of the Outstanding VMTP Shares of a Series are to be redeemed pursuant to this Section 2.6(b)(i), the number of VMTP Shares of such Series to be redeemed from the respective Holders shall be selected (A) pro rata among the Outstanding shares of such Series, (B) by lot or (C) in such other manner as the Board of Directors may determine to be fair and equitable, in each case, in accordance with the 1940 Act; provided that such method of redemption as set forth in clause (A), (B) or (C) of this Section 2.6(b)(i)(B) shall be subject to any applicable procedures established by the Securities Depository.
(iv)     Effective Leverage Ratio Mandatory Redemption.
(A) If (1) the Corporation fails to comply with the Effective Leverage Ratio requirement as provided in Section 2.4(c) as of any time as of which such compliance is required to be determined in accordance with Section 2.4(c), (2) with respect to the initial Series of VMTP Shares issued pursuant to these Articles Supplementary, the Corporation fails to comply with the Effective Leverage Ratio requirement calculated as set forth in Section 6.13 of the Purchase Agreement applicable to such Series of VMTP Shares if such requirement shall still be in effect in accordance with the terms of such Purchase Agreement, or (3) with respect to any other Series of VMTP Shares issued pursuant to these Articles Supplementary, the Corporation fails to comply with any additional requirements relating to the calculation of the Effective Leverage Ratio pursuant to the Purchase Agreement or these Articles Supplementary, and, in any such case, such failure is not cured as of the close of business on the date that is two (2) Business Days following the Business Day on which such non-compliance is first determined (the “Effective Leverage Ratio Cure Date”) other than as a result of the redemption or other transactions required by this Section 2.6(b)(ii), the Corporation shall cause the Effective Leverage Ratio (calculated in accordance with the requirements applicable to the determination of the Effective Leverage Ratio under these Articles Supplementary, and under the Purchase Agreement for any applicable Series of VMTP Shares in respect of which the Effective Leverage Ratio is being determined) to not exceed the Effective Leverage Ratio required under Section 2.4(c) as so determined, by (x) not later than the close of business on the Business Day next following the Effective Leverage Ratio Cure Date, engaging in transactions involving or relating to the floating rate securities not owned by the Corporation and/or the inverse floating rate securities owned by the Corporation, including the purchase, sale or retirement thereof, (y) to the extent permitted by the 1940 Act and Maryland law, not later than the close of business on the Business Day next following the Effective Leverage Ratio Cure Date, causing a notice of redemption to be issued, and in addition, causing to be irrevocably deposited Deposit Securities or other sufficient funds in trust with the Redemption and Paying Agent or other applicable paying agent, in each case in accordance with the terms of the Preferred Shares to be redeemed, and solely out of funds legally available therefor, for the redemption at the redemption price specified in the terms of such Preferred Shares of a sufficient number of Preferred Shares, which at the Corporation’s sole option (to the extent permitted by the 1940 Act and Maryland law) may include any number or proportion of VMTP Shares of any Series, or (z) engaging in any combination of the actions contemplated by, clauses (x) and (y) of this Section 2.6(b)(ii)(A).  In the event that any VMTP Shares of a Series are to be redeemed pursuant to clause (y) of this Section 2.6(b)(ii)(A), the Corporation shall redeem such VMTP Shares at a price per VMTP Share equal to the Mandatory 1940 Act Coverage Redemption Price.  Notwithstanding the foregoing, in the event that Preferred Shares are redeemed pursuant to this Section 2.6(b)(ii), the Corporation may at its sole option, but is not required to, include in the number of Preferred Shares being mandatorily redeemed pursuant to this Section 2.6(b)(ii) a sufficient number of VMTP Shares of any Series that, when aggregated with other Preferred Shares redeemed by the Corporation, would result, if deemed to have occurred immediately prior to the opening of business on the Effective Leverage Ratio Cure Date, in the Corporation having an Effective Leverage Ratio on such Effective Leverage Ratio Cure Date of no less than 40%.
(B)     On the Redemption Date for a redemption contemplated by clause (y) of Section 2.6(b)(ii)(A), the Corporation shall not redeem more than the maximum number of Preferred Shares that can be redeemed out of funds expected to be legally available therefor in accordance with the Charter and applicable law.  If the Corporation is unable to redeem the required number of VMTP Shares and other Preferred Shares which have been designated to be redeemed in accordance with clause (y) of Section 2.6(b)(ii)(A) due to the unavailability of legally available funds, the Corporation shall redeem those VMTP Shares and other Preferred Shares which it was unable to redeem on the earliest practicable date on which it is able to effect such redemption.  If fewer than all of the Outstanding VMTP Shares of a Series are to be redeemed pursuant to clause (y) of Section 2.6(b)(ii)(A), the number of VMTP Shares of such Series to be redeemed from the respective Holders shall be selected (A) pro rata among the Outstanding shares of such Series, (B) by lot or (C) in such other manner as the Board of Directors may determine to be fair and equitable in each case, in accordance with the 1940 Act; provided that such method of redemption as set forth in clause (A), (B) or (C) of this Section 2.6(b)(ii)(B) shall be subject to any applicable procedures established by the Securities Depository.

(c)	Optional Redemption.
(i)     Subject to the provisions of Section 2.6(c)(ii), the Corporation may at its option on any Business Day (an “Optional Redemption Date”) redeem, solely out of funds legally available therefor, in whole or from time to time in part the Outstanding VMTP Shares of any Series, at a redemption price per VMTP Share (the “Optional Redemption Price”) equal to (x) the Liquidation Preference per VMTP Share of such Series plus (y) an amount equal to all unpaid dividends and other distributions on such VMTP Share of such Series accumulated from and including the Date of Original Issue to (but excluding) the Optional Redemption Date (whether or not earned or declared by the Corporation, but without interest thereon) plus (z) the Optional Redemption Premium per share (if any) that is applicable to an optional redemption of VMTP Shares of such Series that is effected on such Optional Redemption Date as set forth in these Articles Supplementary relating to such Series.
(ii)     If fewer than all of the outstanding VMTP Shares of a Series are to be redeemed pursuant to Section 2.6(c)(i), the shares of such Series to be redeemed shall be selected either (A) pro rata among the Holders of such Series, (B) by lot or (C) in such other manner as the Board of Directors may determine to be fair and equitable; provided, in each such case, that such method of redemption as set forth in clause (A), (B) or (C) of this Section 2.6(c)(ii) shall be subject to any applicable procedures established by the Securities Depository.  Subject to the provisions of these Articles Supplementary and applicable law, the Board of Directors will have the full power and authority to prescribe the terms and conditions upon which VMTP Shares will be redeemed pursuant to this Section 2.6(c) from time to time.
(iii)     The Corporation may not on any date deliver a Notice of Redemption pursuant to Section 2.6(d) in respect of a redemption contemplated to be effected pursuant to this Section 2.6(c) unless on such date the Corporation has available Deposit Securities for the Optional Redemption Date contemplated by such Notice of Redemption having a Market Value not less than the amount (including any applicable premium) due to Holders of VMTP Shares by reason of the redemption of such VMTP Shares on such Optional Redemption Date.
(iv)     VMTP Shares of a Series redeemed at the Corporation’s sole option in accordance with, but solely to the extent contemplated by, Section 2.6(b)(i)(B) or Section 2.6(b)(ii) shall be considered mandatorily redeemed pursuant to such Section, as applicable, and not subject to this Section 2.6(c).
(d)	Procedures for Redemption.
(i)     If the Corporation shall determine or be required to redeem, in whole or in part, VMTP Shares of a Series pursuant to Section 2.6(a), (b) or (c), the Corporation shall deliver a notice of redemption (the “Notice of Redemption”), by overnight delivery, by first class mail, postage prepaid or by Electronic Means to Holders thereof, or request the Redemption and Paying Agent, on behalf of the Corporation, to promptly do so by overnight delivery, by first class mail, postage prepaid or by Electronic Means.  A Notice of Redemption shall be provided not more than forty-five (45) calendar days prior to the date fixed for redemption and not less than ten (10) Business Days (or such shorter or longer period as may be consented to by all of the Designated Owners of the VMTP Shares of such Series, which consent shall not be deemed to be a vote required by Section 2.7) prior to the date fixed for redemption pursuant to Section 2.6(a)(i), (b), or (c) in such Notice of Redemption (the “Redemption Date”).  Each such Notice of Redemption shall state:  (A) the Redemption Date; (B) the Series and number of VMTP Shares to be redeemed; (C) the CUSIP number for VMTP Shares of such Series; (D) the applicable Redemption Price on a per share basis; (E) if applicable, the place or places where the certificate(s) for such shares (properly endorsed or assigned for transfer, if the Board of Directors requires and the Notice of Redemption states) are to be surrendered for payment of the Redemption Price; (F) that dividends on the VMTP Shares to be redeemed will cease to accumulate from and after such Redemption Date; and (G) the provisions of these Articles Supplementary under which such redemption is made.  If fewer than all VMTP Shares held by any Holder are to be redeemed, the Notice of Redemption delivered to such Holder shall also specify the number of VMTP Shares to be redeemed from such Holder and/or the method of determining such number.  The Corporation may provide in any Notice of Redemption relating to an optional redemption contemplated to be effected pursuant to Section 2.6(c) of these Articles Supplementary that such redemption is subject to one or more conditions precedent and that the Corporation shall not be required to effect such redemption unless each such condition has been satisfied at the time or times and in the manner specified in such Notice of Redemption.  No defect in the Notice of Redemption or delivery thereof shall affect the validity of redemption proceedings, except as required by applicable law.
(ii) If (1) the Corporation shall give a Notice of Redemption or (2) the Corporation is required to redeem VMTP Shares on the Mandatory Tender Date pursuant to Section 2.6(a)(iii), then at any time from and after the giving of such Notice of Redemption or Notice of Mandatory Tender, as applicable, and prior to 12:00 noon, New York City time, on the Business Day immediately preceding the Redemption Date (so long as any conditions precedent to such redemption have been met or waived by the Corporation), the Corporation shall (A) deposit with the Redemption and Paying Agent Deposit Securities having an aggregate Market Value on the date thereof no less than the Redemption Price of the VMTP Shares to be redeemed on the Redemption Date and (B) give the Redemption and Paying Agent irrevocable instructions and authority to pay the applicable Redemption Price to the Holders of the VMTP Shares called for redemption on the Redemption Date.  The Corporation may direct the Redemption and Paying Agent with respect to the investment of any Deposit Securities consisting of cash so deposited prior to the Redemption Date, provided that the proceeds of any such investment shall be available at the opening of business on the Redemption Date as same day funds.  Notwithstanding the provisions of clause (A) of the preceding sentence, if the Redemption Date is the Term Redemption Date, then such deposit of Deposit Securities (which may come in whole or in part from the Term Redemption Liquidity Account) shall be made no later than fifteen (15) calendar days prior to the Term Redemption Date.
(iii)     Upon the date of the deposit of such Deposit Securities, all rights of the Holders of the VMTP Shares so called for redemption shall cease and terminate except the right of the Holders thereof to receive the Redemption Price thereof and such VMTP Shares shall no longer be deemed Outstanding for any purpose whatsoever (other than (A) the transfer thereof prior to the applicable Redemption Date and (B) the accumulation of dividends thereon in accordance with the terms hereof up to (but excluding) the applicable Redemption Date, which accumulated dividends, unless previously declared and paid as contemplated by the last sentence of Section 2.6(d)(vi) below, shall be payable only as part of the applicable Redemption Price on the Redemption Date).  The Corporation shall be entitled to receive, promptly after the Redemption Date, any Deposit Securities in excess of the aggregate Redemption Price of the VMTP Shares called for redemption and redeemed on the Redemption Date.  Any Deposit Securities so deposited that are unclaimed at the end of three hundred sixty-five (365) calendar days from the Redemption Date shall, to the extent permitted by law, be repaid to the Corporation, after which the Holders of the VMTP Shares so called for redemption shall look only to the Corporation for payment of the Redemption Price thereof.  The Corporation shall be entitled to receive, from time to time after the Redemption Date, any interest on the Deposit Securities so deposited.
(iv)     On or after the Redemption Date, each Holder of VMTP Shares in certificated form (if any) that are subject to redemption shall surrender the certificate(s) representing such VMTP Shares to the Corporation at the place designated in the Notice of Redemption and shall then be entitled to receive the Redemption Price for such VMTP Shares, without interest, and in the case of a redemption of fewer than all the VMTP Shares represented by such certificate(s), a new certificate representing the VMTP Shares that were not redeemed.
(v)     Notwithstanding the other provisions of this Section 2.6, except as otherwise required by law, the Corporation shall not redeem any VMTP Shares or other series of Preferred Shares ranking on a parity with the VMTP Shares with respect to dividends and other distributions unless all accumulated and unpaid dividends and other distributions on all Outstanding VMTP Shares and shares of other series of Preferred Shares for all applicable past dividend periods (whether or not earned or declared by the Corporation) (x) shall have been or are contemporaneously paid or (y) shall have been or are contemporaneously declared and Deposit Securities or sufficient funds (in accordance with the terms of such Preferred Shares for the payment of such dividends and other distributions) shall have been or are contemporaneously deposited with the Redemption and Paying Agent or other applicable paying agent for such Preferred Shares in accordance with the terms of such Preferred Shares, provided, however, that the foregoing shall not prevent the purchase or acquisition of Outstanding VMTP Shares pursuant to an otherwise lawful purchase or exchange offer made on the same terms to Holders of all Outstanding VMTP Shares and any other series of Preferred Shares for which all accumulated and unpaid dividends and other distributions have not been paid.
(vi)     To the extent that any redemption for which Notice of Redemption has been provided is not made by reason of the absence of legally available funds therefor in accordance with the Charter, these Articles Supplementary and applicable law, such redemption shall be made as soon as practicable to the extent such funds become available.  In the case of any redemption pursuant to Section 2.6(c), no Redemption Default shall be deemed to have occurred if the Corporation shall fail to deposit in trust with the Redemption and Paying Agent the Redemption Price with respect to any shares where (1) the Notice of Redemption relating to such redemption provided that such redemption was subject to one or more conditions precedent and (2) any such condition precedent shall not have been satisfied at the time or times and in the manner specified in such Notice of Redemption.  Notwithstanding the fact that a Notice of Redemption has been provided with respect to any VMTP Shares, dividends may be declared and paid on such VMTP Shares in accordance with their terms if Deposit Securities for the payment of the Redemption Price of such VMTP Shares shall not have been deposited in trust with the Redemption and Paying Agent for that purpose.
(e)     Redemption and Paying Agent as Trustee of Redemption Payments by Corporation.  All Deposit Securities transferred to the Redemption and Paying Agent for payment of the Redemption Price of VMTP Shares called for redemption shall be held in trust by the Redemption and Paying Agent for the benefit of Holders of VMTP Shares so to be redeemed until paid to such Holders in accordance with the terms hereof or returned to the Corporation in accordance with the provisions of Section 2.6(d)(iii) above.
(f)     Compliance with Applicable Law.  In effecting any redemption pursuant to this Section 2.6, the Corporation shall use its best efforts to comply with all applicable conditions precedent to effecting such redemption under the 1940 Act and any applicable law, but shall effect no redemption except in accordance with the 1940 Act and any applicable law.
(g)     Modification of Redemption Procedures.  Notwithstanding the foregoing provisions of this Section 2.6, the Corporation may, in its sole discretion and without a shareholder vote, modify the procedures set forth above with respect to notification of redemption for the VMTP Shares, provided that such modification does not materially and adversely affect the Holders of the VMTP Shares or cause the Corporation to violate any applicable law, rule or regulation; and provided further that no such modification shall in any way alter the rights or obligations of the Redemption and Paying Agent without its prior consent.
(h)     Funds Legally Available for Redemption Payments.  For avoidance of doubt, the phrase “funds legally available therefor” as used in this Section 2.6 shall have the meaning it would have in respect of redemption payments made by a Maryland corporation under Maryland law.

2.7	Voting Rights.
(a)     One Vote Per VMTP Share.  Except as otherwise provided in the Charter, these Articles Supplementary or as otherwise required by law, (i) each Holder of VMTP Shares shall be entitled to one vote for each VMTP Share held by such Holder on each matter submitted to a vote of shareholders of the Corporation, and (ii) the holders of outstanding Preferred Shares, including Outstanding VMTP Shares, and Common Shares shall vote together as a single class; provided, however, that the holders of outstanding Preferred Shares, including Outstanding VMTP Shares, shall be entitled, as a class, to the exclusion of the Holders of all other securities and Common Shares of the Corporation, to elect two directors of the Corporation at all times.  Subject to Section 2.7(b), the Holders of outstanding Common Shares and Preferred Shares, including VMTP Shares, voting together as a single class, shall elect the balance of the directors.
(b)	Voting for Additional Directors.
(i)     Voting Period.  During any period in which any one or more of the conditions described in clauses (A) or (B) of this Section 2.7(b)(i) shall exist (such period being referred to herein as a “Voting Period”), the number of directors constituting the Board of Directors shall be automatically increased by the smallest number that, when added to the two directors elected exclusively by the Holders of Preferred Shares, including VMTP Shares, would constitute a majority of the Board of Directors as so increased by such smallest number; and the Holders of Preferred Shares, including VMTP Shares, shall be entitled, voting as a class on a one-vote-per-share basis (to the exclusion of the Holders of all other securities and classes of capital stock of the Corporation), to elect such smallest number of additional directors, together with the two directors that such Holders are in any event entitled to elect.  A Voting Period shall commence:
(A)     if, at the close of business on any dividend payment date for any outstanding Preferred Shares including any Outstanding VMTP Shares, accumulated dividends (whether or not earned or declared) on such outstanding Preferred Shares equal to at least two (2) full years’ dividends shall be due and unpaid and sufficient cash or specified securities shall not have been deposited with the Redemption and Paying Agent or other applicable paying agent for the payment of such accumulated dividends; or
(B)     if at any time Holders of Preferred Shares are otherwise entitled under the 1940 Act to elect a majority of the Board of Directors.
Upon the termination of a Voting Period, the voting rights described in this Section 2.7(b)(i) shall cease, subject always, however, to the revesting of such voting rights in the Holders of Preferred Shares upon the further occurrence of any of the events described in this Section 2.7(b)(i).

(ii)     Notice of Special Meeting.  As soon as practicable after the accrual of any right of the Holders of Preferred Shares to elect additional directors as described in Section 2.7(b)(i), the Corporation shall call a special meeting of such Holders and notify the Redemption and Paying Agent and/or such other Person as is specified in the terms of such Preferred Shares to receive notice (i) by mailing or delivery by Electronic Means or (ii) in such other manner and by such other means as are specified in the terms of such Preferred Shares, a notice of such special meeting to such Holders, such meeting to be held not less than ten (10) nor more than thirty (30) calendar days after the date of the delivery by Electronic Means or mailing of such notice or the delivery of such notice by such other means as are described in clause (ii) above.  If the Corporation fails to call such a special meeting, it may be called at the expense of the Corporation by any such Holder on like notice.  The record date for determining the Holders of Preferred Shares entitled to notice of and to vote at such special meeting shall be the close of business on the fifth (5th) Business Day preceding the calendar day on which such notice is mailed or otherwise delivered.  At any such special meeting and at each meeting of Holders of Preferred Shares held during a Voting Period at which directors are to be elected, such Holders voting together as a class (to the exclusion of the Holders of all other securities and classes of capital stock of the Corporation), shall be entitled to elect the number of directors prescribed in Section 2.7(b)(i) on a one-vote-per-share basis.
(iii) Terms of Office of Existing Directors.  The terms of office of the incumbent directors of the Corporation at the time of a special meeting of Holders of Preferred Shares to elect additional directors in accordance with Section 2.7(b)(i) shall not be affected by the election at such meeting by the Holders of VMTP Shares and such other Holders of Preferred Shares of the number of directors that they are entitled to elect, and the directors so elected by the Holders of VMTP Shares and such other Holders of Preferred Shares, together with the two (2) directors elected by the Holders of Preferred Shares in accordance with Section 2.7(a) hereof and the remaining directors elected by the holders of the Common Shares and Preferred Shares, shall constitute the duly elected directors of the Corporation.
(iv) Terms of Office of Certain Directors to Terminate Upon Termination of Voting Period.  Simultaneously with the termination of a Voting Period, the terms of office of the additional directors elected by the Holders of the Preferred Shares pursuant to Section 2.7(b)(i) shall terminate, the remaining directors shall constitute the directors of the Corporation and the voting rights of the Holders of Preferred Shares to elect additional directors pursuant to Section 2.7(b)(i) shall cease, subject to the provisions of the last sentence of Section 2.7(b)(i).
(c)	Holders of VMTP Shares to Vote on Certain Matters.
(i)     Certain Amendments Requiring Approval of VMTP Shares.  Except as otherwise permitted by the terms of these Articles Supplementary, so long as any VMTP Shares are Outstanding, the Corporation shall not, without the affirmative vote or consent of the Holders of at least a majority of the VMTP Shares subject to these Articles Supplementary Outstanding at the time, voting together as a separate class, amend, alter or repeal the provisions of the Charter or these Articles Supplementary, whether by merger, consolidation or otherwise, so as to adversely affect any preference, right or power of such VMTP Shares or the Holders thereof; provided, however, that (i) a change in the capitalization of the Corporation in accordance with Section 2.9 hereof shall not be considered to adversely affect the rights and preferences of the VMTP Shares, and (ii) a division of a VMTP Share shall be deemed to adversely affect such preferences, rights or powers only if the terms of such division adversely affect the Holders of the VMTP Shares.  For purposes of the foregoing, no matter shall be deemed to adversely affect any preference, right or power of a VMTP Share of any Series or the Holder thereof unless such matter (i) alters or abolishes any preferential right of such VMTP Share, or (ii) creates, alters or abolishes any right in respect of redemption of such VMTP Share (other than solely as a result of a division of a VMTP Share or as otherwise permitted by Section 2.6(a)(ii) of these Articles Supplementary).  So long as any VMTP Shares are Outstanding, the Corporation shall not, without the affirmative vote or consent of the Holders of at least 66 2/3% of the VMTP Shares Outstanding at the time, voting as a separate class, file a voluntary application for relief under Federal bankruptcy law or any similar application under state law for so long as the Corporation is solvent and does not foresee becoming insolvent. For the avoidance of doubt, no vote of the holders of Common Shares shall be required to amend, alter or repeal the provisions of these Articles Supplementary.
(ii)     1940 Act Matters.  Unless a higher percentage is provided for in the Charter, the affirmative vote of the Holders of at least “a majority of the outstanding Preferred Shares,” including VMTP Shares Outstanding at the time, voting as a separate class, shall be required (A) to approve any conversion of the Corporation from a closed-end to an open-end investment company, (B) to approve any plan of reorganization (as such term is used in the 1940 Act) adversely affecting such shares, or (C) to approve any other action requiring a vote of security holders of the Corporation under Section 13(a) of the 1940 Act.  For purposes of the foregoing, the vote of a “majority of the outstanding Preferred Shares” means the vote at an annual or special meeting duly called of (i) sixty-seven percent (67%) or more of such shares present at a meeting, if the Holders of more than fifty percent (50%) of such shares are present or represented by proxy at such meeting, or (ii) more than fifty percent (50%) of such shares, whichever is less.
(iii)     Certain Amendments Requiring Approval of Specific Series of VMTP Shares.  Except as otherwise permitted by the terms of these Articles Supplementary, so long as any VMTP Shares of a Series are Outstanding, the Corporation shall not, without the affirmative vote or consent of the Holders of at least a majority of the VMTP Shares of such Series Outstanding at the time, voting as a separate class, amend, alter or repeal the provisions of these Articles Supplementary relating to such Series, whether by merger, consolidation or otherwise, so as to adversely affect any preference, right or power set forth in these Articles

Supplementary; provided, however, that (i) a change in the capitalization of the Corporation in accordance with Section 2.9 hereof shall not be considered to adversely affect the rights and preferences of the VMTP Shares of such Series, and (ii) a division of a VMTP Share shall be deemed to adversely affect such preferences, rights or powers only if the terms of such division adversely affect the Holders of the VMTP Shares of such Series; and provided, further, that, except as otherwise permitted by Section 2.6(a)(ii) of these Articles Supplementary, no amendment, alteration or repeal of the obligation of the Corporation to (x) pay the Term Redemption Price on the Term Redemption Date for a Series, or (y) accumulate dividends at the Dividend Rate (as set forth in these Articles Supplementary) for a Series shall be effected without, in each case, the prior unanimous vote or consent of the Holders of such Series of VMTP Shares.  For purposes of the foregoing, no matter shall be deemed to adversely affect any preference, right or power of a VMTP Share of a Series or the Holder thereof unless such matter (i) alters or abolishes any preferential right of such VMTP Share, or (ii) creates, alters or abolishes any right in respect of redemption of such VMTP Share. For the avoidance of doubt, no vote of the holders of Common Shares shall be required to amend, alter or repeal the provisions of these Articles Supplementary.
(d)     Voting Rights Set Forth Herein Are Sole Voting Rights.  Unless otherwise required by law, the Charter or these Articles Supplementary, the Holders of VMTP Shares shall not have any relative rights or preferences or other special rights with respect to voting such VMTP Shares other than those specifically set forth in this Section 2.7; provided, however, that nothing in these Articles Supplementary shall be deemed to preclude or limit the right of the Corporation (to the extent permitted by applicable law) to contractually agree with any Holder or Designated Owner of VMTP Shares of any Series that any action or inaction by the Corporation shall require the consent or approval of such Holder or Designated Owner.
(e)     No Cumulative Voting.  The Holders of VMTP Shares shall have no rights to cumulative voting.
(f)     Voting for Directors Sole Remedy for Corporation’s Failure to Declare or Pay Dividends.  In the event that the Corporation fails to declare or pay any dividends on any Series of VMTP Shares on the Dividend Payment Date therefor, the exclusive remedy of the Holders of the VMTP Shares shall be the right to vote for directors pursuant to the provisions of this Section 2.7.  Nothing in this Section 2.7(f) shall be deemed to affect the obligation of the Corporation to accumulate and, if permitted by applicable law, the Charter and these Articles Supplementary, pay dividends at the Increased Rate in the circumstances contemplated by Section 2.2(g) hereof.
(g)     Holders Entitled to Vote.  For purposes of determining any rights of the Holders of VMTP Shares to vote on any matter, whether such right is created by these Articles Supplementary, by the Charter, by statute or otherwise, no Holder of VMTP Shares shall be entitled to vote any VMTP Share and no VMTP Share shall be deemed to be “Outstanding” for the purpose of voting or determining the number of shares required to constitute a quorum if, prior to or concurrently with the time of determination of shares entitled to vote or the time of the actual vote on the matter, as the case may be, the requisite Notice of Redemption with respect to such VMTP Share shall have been given in accordance with these Articles Supplementary and Deposit Securities for the payment of the Redemption Price of such VMTP Share shall have been deposited in trust with the Redemption and Paying Agent for that purpose.  No VMTP Share held by the Corporation shall have any voting rights or be deemed to be outstanding for voting or for calculating the voting percentage required on any other matter or other purposes.
(h)     Exclusive Voting Rights.  The Holders of VMTP Shares shall have exclusive voting rights on any Charter amendment that would alter the contract rights, as expressly set forth in the Charter, of only the VMTP Shares.
2.8     Rating Agencies.  The Corporation shall use commercially reasonable efforts to cause the Rating Agencies to issue long-term credit ratings with respect to each Series of VMTP Shares for so long as such Series is Outstanding.  The Corporation shall use commercially reasonable efforts to comply with any applicable Rating Agency Guidelines.  If a Rating Agency shall cease to rate the securities of tax-exempt closed-end management investment companies generally, the Board of Directors shall terminate the designation of such Rating Agency as a Rating Agency hereunder.  The Board of Directors may elect to terminate the designation of any Rating Agency as a Rating Agency hereunder with respect to a Series of VMTP Shares so long as either (i) immediately following such termination, there would be at least one Rating Agency with respect to such Series or (ii) it replaces the terminated Rating Agency with another NRSRO and provides notice thereof to the Holders of such Series; provided that such replacement shall not occur unless such replacement Other Rating Agency shall have at the time of such replacement (i) published a rating for the VMTP Shares of such Series and (ii) entered into an agreement with the Corporation to continue to publish such rating subject to the Rating Agency’s customary conditions.  The Board of Directors may also elect to designate one or more other NRSROs as Other Rating Agencies hereunder with respect to a Series of VMTP Shares by notice to the Holders of the VMTP Shares.  The Rating Agency Guidelines of any Rating Agency may be amended by such Rating Agency without the vote, consent or approval of the Corporation, the Board of Directors or any Holder of Preferred Shares, including any VMTP Shares, or Common Shares.
2.9     Issuance of Additional Preferred Shares.  So long as any VMTP Shares are Outstanding, the Corporation may, without the vote or consent of the Holders thereof authorize, establish and create and issue and sell shares of one or more series of Preferred Shares, ranking on a parity with VMTP Shares as to the payment of dividends and the distribution of assets upon dissolution, liquidation or the winding up of the affairs of the Corporation, in addition to then Outstanding Series of VMTP Shares, including additional Series of VMTP Shares, and authorize, issue and sell additional shares of any such series of Preferred Shares then outstanding or so established or created, in each case in accordance with applicable law, provided that the

Corporation shall, immediately after giving effect to the issuance of such Preferred Shares and to its receipt and application of the proceeds thereof, including to the redemption of Preferred Shares with such proceeds, have Asset Coverage (calculated in the same manner as is contemplated by Section 2.4(b)) of at least 225%.
2.10     Status of Redeemed or Repurchased VMTP Shares.  VMTP Shares that at any time have been redeemed, exchanged or purchased by the Corporation shall, after such redemption or purchase, have the status of authorized but unissued Preferred Shares.
  2.11      Distributions with respect to Taxable Allocations.  Whenever a Taxable Allocation is to be paid by the Corporation with respect to the VMTP Shares of a Series with respect to any Dividend Period and either the Increased Rate or the Maximum Rate is not in effect during such Dividend Period, the Corporation shall comply with one of clause (a), clause (b) or clause (c) of this Section 2.11: The Corporation may provide notice to the Redemption and Paying Agent no later than 7 calendar days prior to the commencement of any Dividend Period for a Series of VMTP Shares of the amount of the Taxable Allocation that will be made in respect of shares of such Series for such Dividend Period (a “Notice of Taxable Allocation”). Such Notice of the Taxable Allocation will state the amount of the dividends payable in respect of each VMTP Share of the applicable Series for such Dividend Period that will be treated as a Taxable Allocation and the adjustment to the Dividend Rate for each Rate Period (or portion thereof) included in such Dividend Period that will be required to pay the Additional Amount Payment in respect of the Taxable Allocation paid on such VMTP Share for such Dividend Period. In lieu of adjusting the Dividend Rate, the Corporation may make, in addition to and in conjunction with the payment of regular dividends for such Dividend Period, a supplemental distribution in respect of each share of such series for such Dividend Period equal to the Additional Amount Payment payable in respect of the Taxable Allocation paid on such share for such Dividend Period. The Corporation will use commercially reasonable efforts to effect the distribution of Taxable Allocations in respect of VMTP Shares of each Series as provided in this Section 2.11(a), and shall only effect the distribution of Taxable Allocations as described in Section 2.11(b) and/or Section 2.11(c) if such commercially reasonable efforts do not reasonably permit the Corporation to effect the distribution of a Taxable Allocation as contemplated by this Section 2.11(a).
(b) If the Corporation does not provide a Notice of Taxable Allocation as provided in Section 2.11(a) with respect to a Taxable Allocation that is made in respect of VMTP Shares of a Series, the Corporation may make one or more supplemental distributions on shares of such Series equal to the amount of such Taxable Allocation.  Any such supplemental distribution in respect of VMTP Shares of a Series may be declared and paid on any date, without reference to any regular Dividend Payment Date, to the Holders of shares of such Series as their names appear on the registration books of the Corporation on such date, not exceeding fifteen (15) calendar days preceding the payment date of such supplemental distribution, as may be fixed by the Board of Directors.

(c) If in connection with a redemption of VMTP Shares, the Corporation makes a Taxable Allocation without having either given advance notice thereof pursuant to Section 2.11(a) or made one or more supplemental distributions pursuant to Section 2.11(b), the Corporation shall direct the Redemption and Paying Agent to send an Additional Amount Payment in respect of such Taxable Allocation to each Holder of such shares at such Person’s address as the same appears or last appeared on the record books of the Corporation.
(d) Except as required by any Purchase Agreement applicable to a particular Series of VMTP Shares, for so long as the applicable provisions of such Purchase Agreement shall be in effect, the Corporation shall not be required to pay Additional Amount Payments with respect to VMTP Shares of any Series with respect to any net capital gain or other taxable income determined by the Internal Revenue Service to be allocable in a manner different from the manner used by the Corporation.
(a)     2.12  Term Redemption Liquidity Account and Liquidity Requirement. On or prior to the Liquidity Account Initial Date with respect to any Series of VMTP Shares, the Corporation shall cause the Custodian to segregate, by means of appropriate identification on its books and records or otherwise in accordance with the Custodian’s normal procedures, from the other assets of the Corporation (the “Term Redemption Liquidity Account”) Liquidity Account Investments with a Market Value equal to at least one hundred ten percent (110%) of the Term Redemption Amount with respect to such Series.  The “Term Redemption Amount” for any Series of VMTP Shares shall be equal to the Redemption Price to be paid on the Term Redemption Date for such Series, based on the number of shares of such Series then Outstanding, assuming for this purpose that the Dividend Rate for such Series in effect at the time of the creation of the Term Redemption Liquidity Account for such Series will be the Dividend Rate in effect for such Series until the Term Redemption Date for such Series.  If, on any date after the Liquidity Account Initial Date, the aggregate Market Value of the Liquidity Account Investments included in the Term Redemption Liquidity Account for a Series of VMTP Shares as of the close of business on any Business Day is less than one hundred ten percent (110%) of the Term Redemption Amount with respect to such Series, then the Corporation shall cause the Custodian and the Adviser to take all such necessary actions, including segregating additional assets of the Corporation as Liquidity Account Investments, so that the aggregate Market Value of the Liquidity Account Investments included in the Term Redemption Liquidity Account for such Series is at least equal to one hundred ten percent (110%) of the Term Redemption Amount with respect to such Series not later than the close of business on the next succeeding Business Day.  With respect to assets of the Corporation segregated as Liquidity Account Investments with respect to a Series of VMTP Shares, the Adviser, on behalf of the Corporation, shall be entitled to instruct the Custodian on any date to release any Liquidity Account Investments from such segregation and to substitute therefor other Liquidity Account Investments, so long as (i) the assets of the Corporation segregated as Liquidity Account Investments at the close of business on such date have a Market Value equal to at least one hundred ten percent (110%) of the Term Redemption

Amount with respect to such Series and (ii) the assets of the Corporation designated and segregated as Deposit Securities at the close of business on such date have a Market Value equal to at least the Liquidity Requirement (if any) determined in accordance with Section 2.12(b) below with respect to such Series for such date.  The Corporation shall cause the Custodian not to permit any lien, security interest or encumbrance to be created or permitted to exist on or in respect of any Liquidity Account Investments included in the Term Redemption Liquidity Account for any Series of VMTP Shares, other than liens, security interests or encumbrances arising by operation of law and any lien of the Custodian with respect to the payment of its fees or repayment for its advances.
(b)     The Market Value of the Deposit Securities held in the Term Redemption Liquidity Account for a Series of VMTP Shares, from and after the 15th day of the calendar month (or if such day is not a Business Day, the next succeeding Business Day) that is the number of months preceding the calendar month in which the Term Redemption Date for such Series occurs, in each such case as specified in the table set forth below, shall not be less than the percentage of the Term Redemption Amount for such Series set forth below opposite such number of months (the “Liquidity Requirement”), but in all cases subject to the provisions of Section 2.12(c) below:
Number of Months Preceding Month of Term Redemption Date:	Value of Deposit Securities as Percentage of Term Redemption Amount
5	20%
4	40%
3	60%
2	80%
1	100%

(c)     If the aggregate Market Value of the Deposit Securities included in the Term Redemption Liquidity Account for a Series of VMTP Shares as of the close of business on any Business Day is less than the Liquidity Requirement in respect of such Series for such Business Day, then the Corporation shall cause the segregation of additional or substitute Deposit Securities in respect of the Term Redemption Liquidity Account for such Series, so that the aggregate Market Value of the Deposit Securities included in the Term Redemption Liquidity Account for such Series is at least equal to the Liquidity Requirement for such Series not later than the close of business on the next succeeding Business Day.
(d)     The Deposit Securities included in the Term Redemption Liquidity Account for a Series of VMTP Shares may be applied by the Corporation, in its discretion,

towards payment of the Term Redemption Price for such Series as contemplated by Section 2.6(d).  Upon the deposit by the Corporation with the Redemption and Paying Agent of Deposit Securities having an initial combined Market Value sufficient to effect the redemption of the VMTP Shares of a Series on the Term Redemption Date for such Series in accordance with Section 2.6(d)(ii), the requirement of the Corporation to maintain the Term Redemption Liquidity Account as contemplated by this Section 2.12 shall lapse and be of no further force and effect.
2.13     Global Certificate.  All VMTP Shares of any Series Outstanding from time to time shall be represented by one or more global certificates for such Series registered in the name of the Securities Depository or its nominee and no registration of transfer of shares of such Series of VMTP Shares shall be made on the books of the Corporation to any Person other than the Securities Depository or its nominee or transferee.  The foregoing restriction on registration of transfer shall be conspicuously noted on the face or back of the global certificates.  Such global certificates will be deposited with, or on behalf of, The Depository Trust Company and registered in the name of Cede & Co., its nominee. Interests in the global certificates will be held only through The Depository Trust Company and any of its participants.
2.14     Notice.  All notices or communications hereunder, unless otherwise specified in these Articles Supplementary, shall be sufficiently given if in writing and delivered in person, by telecopier, by Electronic Means or by overnight delivery.  Notices delivered pursuant to this Section 2.14 shall be deemed given on the date received.
2.15     Termination.  In the event that all VMTP Shares of a Series subject to these Articles Supplementary have been redeemed in accordance with Section 2.6 or exchanged or otherwise retrieved, all rights and preferences of the shares of such Series established and designated hereunder shall cease and terminate, and all obligations of the Corporation under these Articles Supplementary with respect to such Series shall terminate.
2.16     Appendix.  The designation of the initial Series of VMTP Shares subject to these Articles Supplementary shall be set forth in an appendix to these Articles Supplementary and the designation of any subsequent Series of VMTP Shares subject to these Articles Supplementary shall be set forth in subsequently filed Articles Supplementary that will be deemed to be an appendix to these Articles Supplementary.  The Board of Directors may, by resolution duly adopted, without shareholder approval (except as otherwise provided by these Articles Supplementary or required by applicable law) (1) amend the appendix to these Articles Supplementary relating to a Series so as to reflect any amendments to the terms applicable to such Series including an increase in the number of authorized shares of such Series and (2) add additional Series of VMTP Shares by filing additional Articles Supplementary relating to such Series.
2.17     Actions on Other than Business Days.  Unless otherwise provided herein, if the date for making any payment, performing any act or exercising any right, in each case as provided for in these Articles Supplementary, is not a Business Day, such payment shall be made, act performed or right exercised on the next succeeding Business Day, with the same force and effect as if made or done on the nominal date provided therefor, and, with respect to any payment so made, no dividends, interest or other amount shall accrue for the period between such nominal date and the date of payment.
2.18     Modification.  To the extent permitted by Section 2.7(c) and any applicable Purchase Agreement, the Board of Directors, without the vote of the Holders of VMTP Shares, may interpret, supplement or amend the provisions of these Articles Supplementary or any appendix hereto to supply any omission, resolve any inconsistency or ambiguity or to cure, correct or supplement any defective or inconsistent provision, including any provision that becomes defective after the date hereof because of impossibility of performance or any provision that is inconsistent with any provision of any other Preferred Shares of the Corporation so long as the amendment does not adversely affect the rights and preferences of the VMTP Shares affected thereby.
  2.19     Transfers.  A Designated Owner or Holder of any VMTP Shares of any Series may sell, transfer or otherwise dispose of VMTP Shares only in whole shares and only to (1)(i) Persons that such Designated Owner or Holder reasonably believes are “qualified institutional buyers” (as defined in Rule 144A under the Securities Act or any successor provision) in accordance with Rule 144A under the Securities Act or any successor provision that are registered closed-end management investment companies, the shares of which are traded on a national securities exchange (“Closed-End Funds”), banks or entities that are 100% direct or indirect subsidiaries of banks’ publicly traded parent holding companies (collectively, “Banks”), insurance companies, companies that are included in the S&P 500 Index (and their direct or indirect wholly-owned subsidiaries) or registered open-end management investment companies, (ii) tender option bond trusts or similar vehicles in which all investors are Persons that such Designated Owner or Holder reasonably believes are “qualified institutional buyers” (as defined in Rule 144A under the Securities Act or any successor provision) that are Closed-End Funds, Banks, insurance companies, companies that are included in the S&P 500 Index (and their direct or indirect wholly-owned subsidiaries) or registered open-end management investment companies, in each case, in accordance with Rule 144A of the Securities Act or pursuant to another available exemption from registration under the Securities Act, in a manner not involving any public offering within the meaning of Section 4(a)(2) of the Securities Act or (iii) other investors with the prior written consent of the Corporation and (2) unless the prior written consent of the Corporation and the Holder(s) of more than 50% of the Outstanding VMTP Shares is obtained, not an Amundi US Person, if such Amundi US Person would, after such sale and transfer, own more than 20% of the Outstanding VMTP Shares.  The restrictions on transfer contained in this Section 2.19(a) shall not apply to any VMTP Shares that are being registered and sold pursuant to an effective registration statement under the Securities Act or to any subsequent transfer of such VMTP Shares.

(b)     If at any time the Corporation is not furnishing information pursuant to Section 13 or 15(d) of the Exchange Act, in order to preserve the exemption for resales and transfers under Rule 144A, the Corporation shall furnish, or cause to be furnished, to holders of VMTP Shares and prospective purchasers of VMTP Shares, upon request, information with respect to the Corporation satisfying the requirements of subsection (d)(4) of Rule 144A.
2.20     Index Benchmark Replacement Provisions.  Notwithstanding anything to the contrary contained in these Articles Supplementary or in any other related documents, the following provisions shall apply with respect changes to or replacement of the Benchmark with respect to a Series of VMTP Shares and related terms in connection with a Benchmark Transition Event or Early Opt-In Election:
(a)     Benchmark Replacement.  As further provided in this Section 2.20, it shall be the obligation of the Corporation to propose the Benchmark Replacement, the Benchmark Replacement Adjustment and any Benchmark Replacement Conforming Changes (collectively, the “Benchmark Replacement Provisions”). Also as further provided in this Section 2.20, prior to the Benchmark Transition Event, either the Corporation or the Holders of a majority of the Outstanding VMTP Shares of the affected Series (the “Majority Beneficial Owner”) may make an Early Opt-In Election.  Upon the occurrence of a Benchmark Transition Event or an Early Opt-In Election, as applicable, subject to agreement by the Corporation and the Majority Beneficial Owner to the Benchmark Replacement Provisions, the Corporation shall, with the consent of the Majority Beneficial Owner, amend these Articles Supplementary such that the then current Benchmark shall be replaced by the Benchmark Replacement with such replacement becoming effective commencing with the first Rate Period starting after the latest to occur of (i) 5:00 p.m. on the fifth (5th) Business Day after the occurrence of the Benchmark Transition Event or Early Opt-In Election, (ii) the date the written consent of the Majority Beneficial Owner is received by the Corporation with respect to such replacement and (iii) the date on which the Benchmark Replacement Provisions are approved by the Board of Directors of the Corporation (the applicable effective date of replacement, the “Effective Date”).  If the Effective Date has not occurred prior to the first Reference Time on or after the Benchmark Termination Date, then a Benchmark Unavailability Period shall commence and the Index Rate shall be determined in accordance with Section 2.20(d) below (such Index Rate, the “Benchmark Unavailability Period Index Rate”).
(b)     Benchmark Replacement Conforming Changes.  In connection with a Benchmark Replacement, the Corporation will have the right to make Benchmark Replacement Conforming Changes from time to time and, notwithstanding anything to the contrary in these Articles Supplementary, any amendments implementing such Benchmark Replacement Conforming Changes will become effective only with the consent of the Majority Beneficial Owner.

(c)     Notices; Standards for Decisions and Determinations.  The Corporation, upon becoming aware of any of the following events, as applicable, will promptly notify the Holders of (i) any occurrence of a Benchmark Transition Event or an Early Opt-In Election by the Corporation or by the Majority Beneficial Owner, if not then the Holders of 100% of the Series of VMTP Shares, as applicable, (ii) the implementation of any Benchmark Replacement, (iii) the effectiveness of any Benchmark Replacement Conforming Changes and (iv) the commencement or conclusion of any Benchmark Unavailability Period and the Benchmark Unavailability Period Index Rate being used.  Any determination, decision or election that may be made pursuant to this Section 2.20, including any determination with respect to a tenor, rate or adjustment or of the occurrence or non-occurrence of an event, circumstance or date and any decision to take or refrain from taking any action, will be conclusive and binding absent manifest error and may be made in the Corporation’s sole discretion and without consent from the Holders of the Series of VMTP Shares, except, in each case, as expressly required pursuant to this Section 2.20.
(d)     Benchmark Unavailability Period Index Rate.  For any determination of dividend payments hereunder for any Rate Period during a Benchmark Unavailability Period, commencing with the first Rate Period starting after the Benchmark Termination Date through and including the last Rate Period starting prior to the end of the Benchmark Unavailability Period, the Index Rate shall be the Benchmark Unavailability Period Index Rate and equal to:
(i)     Subject to the terms of clause (ii) below, (A) the LIBOR Multiplier times the sum of the ISDA Fallback Rate plus the ISDA Fallback Adjustment, each determined for the Corresponding Tenor as of the Reference Time for such Rate Period, provided that, if the Corporation cannot determine the ISDA Fallback Rate or the ISDA Fallback Adjustment as of any relevant date during the Benchmark Unavailability Period, then (B) the LIBOR Multiplier times the sum of the simple average SOFR, determined for the Corresponding Tenor as of the Reference Time for such Rate Period, plus 0.15%, computed as otherwise provided herein, provided further that if Corporation is not reasonably able to calculate the Index Rate pursuant to clause (A) or (B) above for the period of the Corresponding Tenor to, but excluding, the date that is two Business Days preceding the end of the related Rate Period due to the unavailability of timely data, the Corporation, acting in a commercially reasonable manner, may perform the calculation in clause (B) using data for a period of the Corresponding Tenor as of the most recent date practicable for which data are available.
(ii)     Notwithstanding the foregoing, if the Corporation, acting in a commercially reasonable manner, determines that, as of the first day of the Benchmark Unavailability Period, the Corporation is not able to calculate the Index Rate pursuant to clause (i)(A) or (i)(B) above, then the Corporation may elect (by written notice to the Holders of the Series of VMTP Shares) that the Index Rate will be the Index Rate as was calculated on the last Rate Determination Date prior to the Benchmark Unavailability Period.  Such election shall become effective commencing with the first Rate Period starting after the date of such election and ending on the earliest to occur of (A) the date that is 45 calendar days from such date, (B) the date on which the Corporation (acting a commercially reasonable manner) determines that it is able to calculate the Index Rate pursuant to clause (i)(A) or (i)(B) above, or (C) the date on which a Benchmark Replacement becomes effective (the period during which such election is effective, the “LIBOR Holdover Period”).
Following a LIBOR Holdover Period, the Corporation will declare and distribute a special dividend on the Series of VRDP Shares equal to the Retroactive LIBOR Adjustment.
For purposes of determining the Benchmark Unavailability Period Index Rate as provided in this Section 2.20(d) and calculating and declaring dividends in arrears, if necessary as determined by the Corporation in a commercially reasonable manner, the Corporation shall amend the definitions of “Rate Determination Date” and “Reference Time,” and make such other technical, administrative or operational changes, if any, that are reasonably necessary as determined in a commercially reasonable manner that is substantially consistent with market practice for the calculation of the relevant fallback rate as provided in Section 2.20(d)(i) and calculating and declaring dividends in arrears, or, if the Corporation determines that such market practice is not administratively feasible or that no market practice for such changes for determining the applicable Index Rate and calculating and declaring dividends in arrears exists, the Corporation shall adopt such amendment to the definition of Rate Determination Date, and make such other technical, administrative or operational changes, if any, as the Corporation determines, acting in a commercially reasonable manner, are reasonably necessary in order to determine the Index Rate as provided above and calculate and declare dividends in arrears. Notwithstanding any provision to the contrary in these Articles Supplementary, except as expressly set forth in this Section 2.20, the Corporation may, without a stockholder vote or consent, implement the foregoing amendments, provided that such amendments do not adversely affect the Holders of the Series of VMTP Shares or cause the Corporation to violate any applicable law, rule or regulation; and provided further that no such amendment shall in any way alter the rights or obligations of the Redemption and Paying Agent without its prior written consent.
(c)     Benchmark Replacement Definitions: the following additional defined terms related to the Index Benchmark Replacement provision shall have the following meanings (with terms defined in the singular having comparable meanings when used in the plural and vice versa):
“Benchmark” means, initially, One-Month LIBOR; provided, however, that if a Benchmark Transition Event or an Early Opt-In Election, as applicable, has occurred with respect to One-Month LIBOR or the then-current Benchmark, then “Benchmark” means the applicable Benchmark Replacement to the extent that such Benchmark Replacement has become effective pursuant to Section 2.20 of these Articles Supplementary.

“Benchmark Replacement” means the sum of: (a) the alternate benchmark rate (which may include Term SOFR) that has been selected by the Corporation, giving due consideration to (i) any selection or recommendation of a replacement rate or the mechanism for determining such a rate by the Relevant Governmental Body, (ii) any evolving or then-prevailing market convention for determining a rate of dividends as a replacement to the then-current Benchmark for U.S. registered closed-end investment companies that invest primarily in municipal bonds, or (iii) any evolving or then-prevailing market convention for determining a rate of interest as a replacement to the then-current Benchmark for U.S. dollar-denominated syndicated or bilateral credit facilities and (b) the Benchmark Replacement Adjustment; provided that if the Benchmark Replacement as so determined would be less than zero, the Benchmark Replacement will be deemed to be zero for the purposes of these Articles Supplementary.
“Benchmark Replacement Adjustment” means, with respect to any replacement of the then-current Benchmark with an Unadjusted Benchmark Replacement for each applicable Rate Period, the spread adjustment, or method for calculating or determining such spread adjustment (which may be a positive or negative value or zero), that has been selected by the Corporation with the consent of the Majority Beneficial Owner, giving due consideration to (i) any selection or recommendation of a spread adjustment, or method for calculating or determining such spread adjustment, for the replacement of the then-current Benchmark with the applicable Unadjusted Benchmark Replacement by the Relevant Governmental Body, (ii) any evolving or then-prevailing market convention for determining a spread adjustment, or method for calculating or determining such spread adjustment, for the replacement of the then-current Benchmark with the applicable Unadjusted Benchmark Replacement for either (A) U.S. registered closed-end investment companies that invest primarily in municipal bonds at such time or (B) U.S. dollar-denominated syndicated or bilateral credit facilities at such time, and (iii) any adjustment to the current Benchmark that may have been included in the transaction at the time the Benchmark Replacement is to become effective.
“Benchmark Replacement Conforming Changes” means, with respect to any Benchmark Replacement, any technical, administrative or operational changes (including, without limitation, changes to the definitions of “Dividend Rate,” “Rate Period,” “Dividend Period,” “Applicable Spread,” “Rate Determination Date,” “Reference Time” and “Index Rate,” the timing and frequency of determining rates and declaring and making payments of dividends, optional redemption provisions, and other administrative matters) that the Corporation decides (in a commercially reasonable manner) may be appropriate to reflect the adoption and implementation of such Benchmark Replacement and to permit the administration thereof by the Corporation in a manner substantially consistent with market practice (or, if the Corporation decides that adoption of any portion of such market practice is not administratively feasible or if the Corporation determines that no market practice for the administration of the Benchmark Replacement exists, in such other manner of administration as the Corporation decides is reasonably necessary in connection with the administration of these Articles Supplementary).

“Benchmark Termination Date” means the earliest to occur of the following events with respect to the then-current Benchmark:
(1) in the case of clause (1) or (2) of the definition of “Benchmark Transition Event,” the later of (a) the date of the public statement or publication of information referenced therein and (b) the date on which the administrator of the Benchmark permanently or indefinitely ceases to provide the Benchmark; or
(2) in the case of clause (3) of the definition of “Benchmark Transition Event,” the date of the public statement or publication of information referenced therein.
For the avoidance of doubt, if the event giving rise to the Benchmark Termination Date occurs on the same day as, but earlier than, the Reference Time in respect of any determination, the Benchmark Termination Date will be deemed to have occurred prior to the Reference Time for such determination.
“Benchmark Transition Event” means the occurrence of one or more of the following events with respect to the then-current Benchmark:
(1) a public statement or publication of information by or on behalf of the administrator of the Benchmark announcing that such administrator has ceased or will cease to provide the Benchmark, permanently or indefinitely, provided that at the time of such statement or publication, there is no successor administrator that will continue to provide the Benchmark;
(2) a public statement or publication of information by the regulatory supervisor for the administrator of the Benchmark, the U.S. Federal Reserve System, an insolvency official with jurisdiction over the administrator for the Benchmark, a resolution authority with jurisdiction over the administrator for the Benchmark or a court or an entity with similar insolvency or resolution authority over the administrator for the Benchmark, which states that the administrator of the Benchmark has ceased or will cease to provide the Benchmark permanently or indefinitely, provided that at the time of such statement or publication, there is no successor administrator that will continue to provide the Benchmark; or
(3) a public statement or publication of information by the regulatory supervisor for the administrator of the Benchmark announcing that the Benchmark is no longer representative.
“Benchmark Unavailability Period” means, if a Benchmark Transition Event has occurred with respect to the then-current Benchmark and solely to the extent that the Benchmark has not been replaced with a Benchmark Replacement, the period:
(x) beginning with the first Reference Time occurring on or after the Benchmark Termination Date; and
 (y) ending at the time that a Benchmark Replacement has replaced the Benchmark for all purposes hereunder pursuant to the provisions hereof.

“Corresponding Tenor” means, with respect to an Index Rate determined in accordance with Section 2.20(d)(i), a tenor having approximately the same length (disregarding business day adjustment) as the applicable tenor for the applicable Rate Period with respect to the Index Rate.
“Early Opt-In Election” means the delivery of a notice to the Holders by the Corporation or to the Corporation by the Majority Beneficial Owner indicating the occurrence of:
(1) a determination by the party providing such notice, acting in a commercially reasonable manner, that preferred securities issued by registered closed-end investment companies that invest primarily in municipal bonds are being executed or amended to incorporate or adopt a new benchmark to replace the current Benchmark (due to a determination that such new benchmark is necessary or appropriate in anticipation of the cessation of publication of the Benchmark or the Benchmark becoming no longer representative); and
(2) the election by the party providing such notice to declare an Early Opt-In Election for the purpose of replacing the current Benchmark.
“Federal Reserve Bank of New York’s Website” means the website of the Federal Reserve Bank of New York at http://www.newyorkfed.org, or any successor source.
“ISDA Definitions” means the 2006 ISDA Definitions published by the International Swaps and Derivatives Association, Inc. or any successor thereto, as amended or supplemented from time to time, or any successor definitional booklet for interest rate derivatives published from time to time.
“ISDA Fallback Adjustment” means the spread adjustment, (which may be a positive or negative value or zero) that would apply for derivatives transactions referencing the ISDA Definitions to be determined upon the occurrence of an index cessation event with respect to the Benchmark for the Corresponding Tenor.
“ISDA Fallback Rate” means the rate that would apply for derivatives transactions referencing the ISDA Definitions to be effective upon the occurrence of an index cessation date with respect to the Benchmark for the Corresponding Tenor excluding the applicable ISDA Fallback Adjustment.
“Reference Time” means (i) with respect to any determination of the Benchmark, (a) if the Benchmark is One-Month LIBOR, 11:00 a.m. (London time) on the day that is two London Banking Days preceding the date of such determination, and (b) if the Benchmark is not One-Month LIBOR, the time and day determined by the Corporation in accordance with the Benchmark Replacement Conforming Changes and (ii) with respect to any determination of the Benchmark Unavailability Period Index Rate, the time and day determined by the Corporation in accordance with Section 2.20(d) of these Articles Supplementary.
“Relevant Governmental Body” means the Federal Reserve Board and/or the Federal Reserve Bank of New York, or a committee officially endorsed or convened by the Federal Reserve Board and/or the Federal Reserve Bank of New York or any successor thereto.

“Retroactive LIBOR Adjustment” means, with respect to a LIBOR Holdover Period, the difference, if a positive number, of (1) the hypothetical aggregate accumulated dividend amount calculated using the Index Rate described in Section 2.20(d)(i)(A) or (B) of these Articles Supplementary, as applicable, minus (2) the aggregate accumulated dividend amount calculated pursuant to the Index Rate in effect during the LIBOR Holdover Period.
 “SOFR” with respect to any day means the secured overnight financing rate published for such day by the Federal Reserve Bank of New York, as the administrator of the benchmark, (or a successor administrator) on the Federal Reserve Bank of New York’s Website.
“Term SOFR” means the forward-looking term rate based on SOFR that has been selected or recommended by the Relevant Governmental Body.
“Unadjusted Benchmark Replacement” means the Benchmark Replacement excluding the Benchmark Replacement Adjustment.
2.21 No Additional Rights.  Unless otherwise required by law or the Charter, the Holders of VMTP Shares shall not have any relative rights or preferences or other special rights with respect to such VMTP Shares other than those specifically set forth in these Articles Supplementary; provided, however, that nothing in these Articles Supplementary shall be deemed to preclude or limit the right of the Corporation (to the extent permitted by applicable law) to contractually agree with any Holder or Designated Owner of VMTP Shares of any Series with regard to any special rights of such Holder or Designated Owner with respect to its investment in the Corporation.
SECOND: The VMTP Shares have been classified and designated by the Board under the authority contained in the Charter. These Articles Supplementary have been approved by the Board in the manner and vote required by law.
THIRD: The undersigned acknowledges these Articles Supplementary to be the corporate act of the Corporation and, as to all matters or facts required to be verified under oath, the undersigned acknowledges that, to the best of his knowledge, information and belief, these matters and facts are true in all material respects and that this statement is made under the penalties for perjury.

IN WITNESS WHEREOF, the Corporation has caused these Articles Supplementary to be signed in its name on its behalf by its Secretary and attested to it by its Assistant Secretary on this 7th day of April, 2021.
ATTEST: By: /s/ Thomas Reyes Name: Thomas J. Reyes Title: Assistant Secretary	PIONEER MUNICIPAL HIGH INCOME FUND, INC. By: /s/ Mark Bradley Name: Mark Bradley Title: Chief Financial Officer and Treasurer

[Signature Page to Articles Supplementary]

PIONEER MUNICIPAL HIGH INCOME FUND, INC.
VARIABLE RATE MUNIFUND TERM PREFERRED SHARES, SERIES 2021
This appendix establishes a Series of Variable Rate MuniFund Term Preferred Shares of Pioneer Municipal High Income Fund, Inc. Except as set forth below, this appendix incorporates by reference the terms set forth with respect to all Series of such Variable Rate Municipal Term Preferred Shares in the Articles Supplementary effective on April 7, 2021 (the “Articles”).  This appendix has been adopted by resolution of the Board of Directors of Pioneer Municipal High Income Fund, Inc. Capitalized terms used herein but not defined herein have the respective meanings therefor set forth in the Articles.
Section 1.     Designation as to Series.
Variable Rate MuniFund Term Preferred Shares, Series 2021:  A series of 1,450 Preferred Shares classified as Variable Rate MuniFund Term Preferred Shares is hereby designated as the “Variable Rate MuniFund Term Preferred Shares, Series 2021” (the “Series 2021 VMTP Shares”).  Each Share of such Series shall have such preferences, voting powers, restrictions, limitations as to dividends and distributions, qualifications and terms and conditions of redemption, in addition to those required by applicable law and those that are expressly set forth in the Charter and the Articles (except as the Articles may be expressly modified by this appendix), as are set forth in this Appendix A.  The Series 2021 VMTP Shares shall constitute a separate series of Preferred Shares and of the Variable Rate MuniFund Term Preferred Shares and each Series 2021 VMTP Share shall be identical.  The following terms and conditions shall apply solely to the Series 2021 VMTP Shares:
Section 2.     Number of Authorized Shares of Series.
The number of authorized shares of Series 2021 VMTP Shares is 1,450.
Section 3.     Date of Original Issue with respect to Series.
The Date of Original Issue is on or about April 16, 2021.
Section 4.     Liquidation Preference Applicable to Series.
The Liquidation Preference is $100,000.00 per share.
Section 5.     Term Redemption Date Applicable to Series.
The Term Redemption Date is August 2, 2024, subject to extension pursuant to Section 2.6(a)(ii) of the Articles Supplementary.

Section 6.     Dividend Payment Dates Applicable to Series.
The Dividend Payment Dates are the first Business Day of the month next following each Dividend Period, subject to the definition of “Dividend Period” set forth in Section 9 below, as applicable.
Section 7.     Liquidity Account Initial Date Applicable to Series.
The Liquidity Account Initial Date is February 2, 2024 or, if applicable, the date that is six (6) months prior to the Term Redemption Date as extended pursuant to Section 2.6(a)(ii) of the Articles Supplementary.
Section 8.     Exceptions to Certain Definitions Applicable to the Series.
The following definitions contained under Article I in the Articles Supplementary are hereby amended as follows:
Not applicable.
Section 9.     Additional Definitions Applicable to the Series.
The following terms shall have the following meanings (with terms defined in the singular having comparable meanings when used in the plural and vice versa), unless the context otherwise requires:
“Applicable Spread” means, with respect to any Rate Period for Series 2021 VMTP Shares, the percentage per annum set forth opposite the applicable credit rating most recently assigned to such Series by the Rating Agency in the table below on the Rate Determination Date for such Rate Period:
Long-Term Ratings*
Fitch[1]	Applicable Percentage**
AAA to AA	0.80%
AA-	1.00%
A+	1.20%
A	1.40%
A-	1.60%
BBB+	1.80%
BBB	2.70%
BBB-	2.85%

1 Table varies depending on applicable rating agencies.

Long-Term Ratings*
Fitch[1]	Applicable Percentage**
CCC+	3.00%
*And/or the equivalent ratings of any Other Rating Agency then rating the VMTP Shares utilizing the highest of the ratings of the Rating Agencies then rating the VMTP Shares.
**Unless an Increased Rate Period is in effect and is continuing, in which case the Applicable Spread shall be 5.95%.
 “Dividend Period” means, with respect to the Series 2021 VMTP Shares, in the case of the first Dividend Period, the period beginning on the Date of Original Issue for such Series and ending on and including April 30, 2021 and for each subsequent Dividend Period, the period beginning on and including the first calendar day of the month following the month in which the previous Dividend Period ended and ending on and including the last calendar day of such month; provided, however, in connection with any voluntary exchange by the Holders or Designated Owners thereof of Series 2021 VMTP Shares for any new series of Variable Rate MuniFund Term Preferred Shares or any other securities of the Corporation, the Board of Directors may declare that a Dividend Period shall begin on and include the first calendar day of the month in which such exchange will occur and shall end on but not include the date of such exchange, and in such case, the Dividend Payment Date for such dividend shall be the date of such exchange and provided further that, in connection with any reorganization or merger involving the Corporation, the Board of Directors may establish a Dividend Period of less than a month, in which case the Dividend Payment Date for such dividend shall be the first Business Day following the end of such Dividend Period.
“Increased Rate” means, with respect to any Increased Rate Period for Series 2021 VMTP Shares, the Index Rate for such Rate Period plus an Applicable Spread of 5.95%.
“Index Rate” means, with respect to any Rate Period for a Series of VMTP Shares, the LIBOR Multiplier times the Benchmark as determined on the Rate Determination Date relating to such Rate Period, or, if applicable, the Benchmark Unavailability Period Index Rate.
“LIBOR Multiplier” means, with respect to any Rate Period, initially 79%; provided, that, in the event of (i) a change or changes in the maximum marginal regular federal corporate income tax rate applicable to ordinary income cumulatively of more than five percentage points from such rate as in effect on the effective date of these Articles Supplementary, or (ii) thereafter, any changes in the maximum marginal regular federal corporate income tax rate applicable to ordinary income as in effect as of the first day of any Rate Period, then, from and including the first day of any Rate Period following the date on which such change goes into effect (disregarding for this purpose any retroactive effect), the “LIBOR Multiplier” shall be adjusted to a percentage equal to 100% minus such new maximum marginal regular federal corporate income tax rate.

“Optional Redemption Premium” means with respect to each Series 2021 VMTP Share to be redeemed an amount equal to:
(A)     if the Optional Redemption Date for such Series 2021 VMTP Share occurs prior to February 28, 2022, the product of (i) 0.95%, (ii) the Liquidation Preference of such VMTP Share and (iii) a fraction, the numerator of which is the number of days from and including the date of redemption to and including February 27, 2022 and the denominator of which is the actual number of days from and including the Date of Original Issue to and including February 27, 2022; or
(B)     if the Optional Redemption Date for such Series 2021 VMTP Share occurs on or after February 28, 2022, none.
Section 10.  Amendments to Terms of VMTP Shares Applicable to the Series.  The following provisions contained under the heading “Terms of the VMTP Shares” in the Articles are hereby amended as follows:
Not applicable.